UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-6332

                           Rochester Portfolio Series
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                        25.0%
--------------------------------------------------------------------------------
Electric Utilities                                                          9.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                        8.0
--------------------------------------------------------------------------------
General Obligation                                                          7.7
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  7.6
--------------------------------------------------------------------------------
Municipal Leases                                                            5.2
--------------------------------------------------------------------------------
Special Assessment                                                          5.2
--------------------------------------------------------------------------------
Airlines                                                                    4.9
--------------------------------------------------------------------------------
Sales Tax Revenue                                                           4.0
--------------------------------------------------------------------------------
Higher Education                                                            3.5

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CREDIT ALLOCATION

AAA              25.3%

AA               15.0

A                20.7

BBB              35.0

BB                0.9

B                 0.1

CCC               0.4

CC                0.6

Not Rated         2.0

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF LIMITED TERM NEW YORK MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/91. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                     BEGINNING     ENDING        EXPENSES
                                     ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE         6 MONTHS ENDED
                                     (1/1/05)      (6/30/05)     JUNE 30, 2005
--------------------------------------------------------------------------------
Class A Actual                       $ 1,000.00    $1,041.00     $ 3.90
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00     1,020.98       3.87
--------------------------------------------------------------------------------
Class B Actual                         1,000.00     1,034.10       7.90
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00     1,017.06       7.83
--------------------------------------------------------------------------------
Class C Actual                         1,000.00     1,037.00       7.81
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00     1,017.16       7.73

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS         EXPENSE RATIOS
-----------------------------
Class A            0.77%
-----------------------------
Class B            1.56
-----------------------------
Class C            1.54
--------------------------------------------------------------------------------


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.3%
------------------------------------------------------------------------------------------------------------------------------
NEW YORK--87.4%
$     785,000    Albany County Airport Authority                     5.300%      12/15/2009     12/15/2007 1  $      835,083
------------------------------------------------------------------------------------------------------------------------------
       60,000    Albany County Airport Authority                     5.300       12/15/2015 7   12/15/2009 1          63,778
------------------------------------------------------------------------------------------------------------------------------
      140,000    Albany County Airport Authority                     5.375       12/15/2017     12/15/2007 1         148,889
------------------------------------------------------------------------------------------------------------------------------
    2,260,000    Albany County Airport Authority                     5.500       12/15/2019 7   12/15/2009 1       2,412,866
------------------------------------------------------------------------------------------------------------------------------
    1,500,000    Albany County IDA
                 (Albany College of Pharmacy)                        5.250       12/01/2019     12/01/2014 1       1,595,610
------------------------------------------------------------------------------------------------------------------------------
        5,000    Albany GO                                           7.000       01/15/2010     01/01/2006 1           5,018
------------------------------------------------------------------------------------------------------------------------------
      250,000    Albany Hsg. Authority                               6.250       10/01/2012 7   10/01/2007 1         256,400
------------------------------------------------------------------------------------------------------------------------------
      100,000    Albany IDA (Albany Law School)                      5.750       10/01/2030     10/01/2010 1         109,924
------------------------------------------------------------------------------------------------------------------------------
    5,335,000    Albany IDA (Charitable Leadership)                  5.500       07/01/2011     07/13/2010 2       5,715,706
------------------------------------------------------------------------------------------------------------------------------
    8,810,000    Albany IDA (Charitable Leadership)                  6.000       07/01/2019 7   07/01/2013 1       9,575,060
------------------------------------------------------------------------------------------------------------------------------
    2,660,000    Albany IDA
                 (Daughters of Sarah Nursing Home)                   5.250       10/20/2021     04/20/2012 1       2,896,873
------------------------------------------------------------------------------------------------------------------------------
    1,515,000    Albany IDA (H. Johnson Office Park)                 4.750       03/01/2018 7   03/01/2008 3       1,522,636
------------------------------------------------------------------------------------------------------------------------------
      125,000    Albany IDA
                 (University Heights-Albany Law School)              6.750       12/01/2019     12/01/2009 1         143,538 7
------------------------------------------------------------------------------------------------------------------------------
    1,935,000    Albany Municipal Water Finance Authority            5.250       12/01/2017     06/01/2008 1       2,056,054
------------------------------------------------------------------------------------------------------------------------------
    2,915,000    Albany Municipal Water Finance Authority            5.250       12/01/2020     06/01/2008 1       3,068,562
------------------------------------------------------------------------------------------------------------------------------
    3,235,000    Albany Municipal Water Finance Authority            5.250       12/01/2022     06/01/2008 1       3,405,420
------------------------------------------------------------------------------------------------------------------------------
    2,590,000    Albany Municipal Water Finance Authority            5.250       12/01/2023     06/01/2008 1       2,726,441
------------------------------------------------------------------------------------------------------------------------------
       20,000    Albany Parking Authority                            0.000 8     09/15/2005     09/15/2005            19,875
------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Albany Parking Authority                            5.625       07/15/2020 7   07/15/2012 1       2,167,880
------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Albany Parking Authority                            5.625       07/15/2025 7   07/15/2012 1       1,078,380
------------------------------------------------------------------------------------------------------------------------------
      140,000    Allegany County IDA (Houghton College)              5.000       01/15/2010     01/15/2008 1         146,209
------------------------------------------------------------------------------------------------------------------------------
    4,380,000    Allegany County IDA (Houghton College)              5.250       01/15/2018     01/15/2010 1       4,527,475
------------------------------------------------------------------------------------------------------------------------------
    2,505,000    Amherst IDA (Daemen College)                        5.750       10/01/2011     12/21/2008 2       2,738,717
------------------------------------------------------------------------------------------------------------------------------
      490,000    Amherst IDA
                 (Faculty-Student Assoc. of SUNY at Buffalo)         5.750       04/01/2016     04/01/2012 1         533,919
------------------------------------------------------------------------------------------------------------------------------
      420,000    Amherst IDA
                 (Faculty-Student Assoc. of SUNY at Buffalo)         5.750       04/01/2017     04/01/2012 1         456,359 7
------------------------------------------------------------------------------------------------------------------------------
       50,000    Arlington Central School District                   5.000       12/15/2015     12/15/2009 1          54,311
------------------------------------------------------------------------------------------------------------------------------
    1,380,000    Arlington Central School District                   5.000       12/15/2020     12/15/2012 1       1,491,766
------------------------------------------------------------------------------------------------------------------------------
       10,000    Arlington Central School District                   5.625       05/15/2022     05/15/2007 1          10,997
------------------------------------------------------------------------------------------------------------------------------
    6,940,000    Babylon IDA (WSNCHS East, Inc.)                     6.500       08/01/2019     08/01/2010 1       7,898,622 7
------------------------------------------------------------------------------------------------------------------------------
      500,000    Bethlehem Water System                              5.500       03/01/2022     03/01/2013 1         551,570
------------------------------------------------------------------------------------------------------------------------------
      320,000    Blauvelt Volunteer Fire Company                     6.000       10/15/2008     05/02/2007 2         329,046
------------------------------------------------------------------------------------------------------------------------------
      810,000    Brookhaven IDA (Alternatives for Children)          7.000       02/01/2013     07/09/2009 2         843,267
------------------------------------------------------------------------------------------------------------------------------
    1,415,000    Brookhaven IDA (Dowling College)                    6.500       11/01/2012     11/01/2012         1,498,910
------------------------------------------------------------------------------------------------------------------------------
      485,000    Brookhaven IDA (Stony Brook Foundation)             5.750       11/01/2008     05/27/2007 2         502,227
------------------------------------------------------------------------------------------------------------------------------
      640,000    Broome County COP                                   5.250       04/01/2022     10/01/2005 1         647,693 7
------------------------------------------------------------------------------------------------------------------------------
       15,000    Buffalo & Fort Erie Public Bridge Authority         5.700       01/01/2010     01/01/2006 1          15,187


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     935,000    Buffalo & Fort Erie Public Bridge Authority         5.750%      01/01/2025     01/01/2006 1  $      946,463
----------------------------------------------------------------------------------------------------------------------------
       20,000    Buffalo & Fort Erie Public Bridge Authority         6.000       01/01/2015     01/01/2006 1          20,255
----------------------------------------------------------------------------------------------------------------------------
       50,000    Buffalo GO                                          5.100       02/01/2014     08/01/2005 1          50,603
----------------------------------------------------------------------------------------------------------------------------
       50,000    Buffalo Municipal Water Finance Authority           5.000       07/01/2028     07/01/2008 1          52,791
----------------------------------------------------------------------------------------------------------------------------
       10,000    Buffalo Municipal Water Finance Authority           5.750       07/01/2019     01/01/2006 1          10,350
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    Bushnell Basin Fire Association
                 (Volunteer Fire Department)                         5.250       11/01/2015     08/14/2013 2       1,112,078
----------------------------------------------------------------------------------------------------------------------------
      375,000    Capital District Youth Center                       6.000       02/01/2017     02/01/2007 1         394,069
----------------------------------------------------------------------------------------------------------------------------
      200,000    Carnegie Redevelopment Corp. 9                      6.250       09/01/2005     09/01/2005           199,994
----------------------------------------------------------------------------------------------------------------------------
    1,550,000    Carnegie Redevelopment Corp. 9                      6.500       09/01/2011     05/17/2009 2       1,552,604
----------------------------------------------------------------------------------------------------------------------------
      435,000    Cattaraugus County IDA
                 (Jamestown Community College)                       6.000       07/01/2012 7   07/01/2010 1         479,457
----------------------------------------------------------------------------------------------------------------------------
      320,000    Cattaraugus County IDA
                 Olean General Hospital)                             5.250       08/01/2023     08/01/2010 1         335,008
----------------------------------------------------------------------------------------------------------------------------
        5,000    Cattaraugus County IDA
                 (St. Bonaventure University)                        5.000       09/15/2009     09/15/2009 1           5,222
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    Chautaugua County Tobacco Asset
                 Securitization Corp.                                6.250       07/01/2016     07/01/2012 1       1,155,797
----------------------------------------------------------------------------------------------------------------------------
    1,645,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.000       07/01/2012     03/30/2009 4       1,784,134
----------------------------------------------------------------------------------------------------------------------------
    3,695,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.500       07/01/2024     07/01/2012 1       3,988,605
----------------------------------------------------------------------------------------------------------------------------
   18,160,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.750       07/01/2040     07/01/2012 1      19,551,386
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Clarence IDA (Bristol Village)                      6.000       01/20/2044     01/20/2013 1       2,806,500
----------------------------------------------------------------------------------------------------------------------------
      100,000    Clifton Park GO                                     5.100       02/01/2011     08/01/2005 1         100,152
----------------------------------------------------------------------------------------------------------------------------
       45,000    Clifton Park Water Authority                        5.000       10/01/2029     10/01/2009 1          47,058
----------------------------------------------------------------------------------------------------------------------------
    4,195,000    Cortland County IDA
                 (Cortland Memorial Hospital)                        5.625       07/01/2024 7   07/01/2012 1       4,616,598
----------------------------------------------------------------------------------------------------------------------------
       30,000    Dutchess County GO                                  5.375       03/15/2014     03/15/2006 1          31,155
----------------------------------------------------------------------------------------------------------------------------
    1,750,000    Dutchess County IDA (Bard College)                  5.375       06/01/2027     06/01/2007 1       1,867,320
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Dutchess County IDA (Bard College)                  7.000       11/01/2017 7   11/01/2005 1       1,013,420
----------------------------------------------------------------------------------------------------------------------------
    5,205,000    Dutchess County IDA (Marist College)                5.150       07/01/2017     07/01/2013 1       5,570,339
----------------------------------------------------------------------------------------------------------------------------
    2,630,000    Dutchess County IDA
                 (Vassar Brothers Hospital)                          6.500       04/01/2020 7   04/01/2010 1       2,880,376
----------------------------------------------------------------------------------------------------------------------------
      515,000    East Rochester Hsg. Authority
                 (Gates Senior Hsg.)                                 5.200       04/20/2021     10/20/2013 1         528,864
----------------------------------------------------------------------------------------------------------------------------
    2,800,000    East Rochester Hsg. Authority
                 (Rochester St. Mary's Residence Facility)           5.375       12/20/2022 7   12/20/2015 1       3,044,244
----------------------------------------------------------------------------------------------------------------------------
      680,000    East Rochester Hsg. Authority
                 (St. John's Meadows)                                5.750       08/01/2037 7   08/01/2009 1         729,926
----------------------------------------------------------------------------------------------------------------------------
      210,000    East Syracuse Hsg. Authority
                 (Bennett Manor Associates)                          6.700       04/01/2021     04/01/2010 1         229,864
----------------------------------------------------------------------------------------------------------------------------
    1,875,000    Erie County GO                                      5.500       06/15/2025     12/15/2005 1       1,924,050


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,510,000    Erie County GO                                      5.625%      06/15/2020     12/15/2005 1  $    2,581,460
----------------------------------------------------------------------------------------------------------------------------
    1,300,000    Erie County IDA
                 (Buffalo City School District)                      5.750       05/01/2025     05/01/2014 1       1,500,824
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    Erie County IDA
                 (Buffalo City School District)                      5.750       05/01/2026     05/01/2014 1       7,482,930
----------------------------------------------------------------------------------------------------------------------------
    2,010,000    Erie County IDA (Medaille College)                  6.875       10/01/2013     06/04/2010 2       2,080,611
----------------------------------------------------------------------------------------------------------------------------
      535,000    Erie County IDA (Medaille College)                  7.250       11/01/2010     07/14/2008 2         552,297
----------------------------------------------------------------------------------------------------------------------------
       25,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.500       07/15/2012     07/15/2011 1          26,753
----------------------------------------------------------------------------------------------------------------------------
    1,635,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2013     07/15/2011 1       1,753,047
----------------------------------------------------------------------------------------------------------------------------
      785,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2014     07/15/2011 1         839,660
----------------------------------------------------------------------------------------------------------------------------
      100,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2015     07/15/2011 1         106,496
----------------------------------------------------------------------------------------------------------------------------
    7,935,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.000       07/15/2020     09/16/2010 4       8,400,943
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.125       07/15/2030     07/15/2011 1       1,069,970
----------------------------------------------------------------------------------------------------------------------------
    2,115,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.250       07/15/2040     07/15/2011 1       2,231,537
----------------------------------------------------------------------------------------------------------------------------
   16,825,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.500       07/15/2024     07/15/2011 1      18,169,453
----------------------------------------------------------------------------------------------------------------------------
    3,025,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.750       07/15/2040 7   07/15/2011 1       3,258,046
----------------------------------------------------------------------------------------------------------------------------
    1,250,000    Essex County IDA
                 (International Paper Company)                       5.800       12/01/2019     12/01/2007 1       1,282,663
----------------------------------------------------------------------------------------------------------------------------
      690,000    Essex County IDA (North Country
                 Community College Foundation)                       4.600       06/01/2015     12/25/2013 2         695,831
----------------------------------------------------------------------------------------------------------------------------
       25,000    Fairport GO                                         5.000       05/15/2006     11/15/2005 1          25,047
----------------------------------------------------------------------------------------------------------------------------
      540,000    Franklin County IDA (North Country
                 Community College Foundation)                       4.600       06/01/2015     12/24/2013 2         544,563
----------------------------------------------------------------------------------------------------------------------------
    1,090,000    Franklin County IDA COP                             8.125       08/01/2006     04/27/2006 2       1,094,513
----------------------------------------------------------------------------------------------------------------------------
       70,000    Freeport Union Free School District                 5.250       03/15/2028     03/15/2011 1          74,994
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Grand Central BID
                 (Grand Central District Management)                 5.000       01/01/2021     01/01/2014 1       1,065,910
----------------------------------------------------------------------------------------------------------------------------
      500,000    Grand Central BID
                 (Grand Central District Management)                 5.000       01/01/2022     01/01/2014 1         531,110
----------------------------------------------------------------------------------------------------------------------------
      500,000    Hempstead GO                                        5.000       07/01/2018     07/01/2014 1         519,465
----------------------------------------------------------------------------------------------------------------------------
    1,195,000    Hempstead GO                                        5.000       07/01/2019     07/01/2014 1       1,237,936
----------------------------------------------------------------------------------------------------------------------------
    1,635,000    Hempstead GO                                        5.250       07/01/2023     07/01/2014 1       1,713,840
----------------------------------------------------------------------------------------------------------------------------
    1,730,000    Hempstead GO                                        5.250       07/01/2024     07/01/2014 1       1,810,826
----------------------------------------------------------------------------------------------------------------------------
    1,700,000    Hempstead IDA (Adelphi University)                  5.750       06/01/2022 7   06/01/2012 1       1,893,970
----------------------------------------------------------------------------------------------------------------------------
    1,350,000    Hempstead IDA (Hofstra University)                  5.800       07/01/2015     07/01/2006 1       1,417,824


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,685,000    Herkimer County IDA (Burrows Paper) 9               8.000%      01/01/2009     07/31/2007 2  $    1,673,508
----------------------------------------------------------------------------------------------------------------------------
      685,000    Herkimer County IDA (College Foundation)            5.850       11/01/2010     06/28/2008 2         735,875
----------------------------------------------------------------------------------------------------------------------------
    1,815,000    Herkimer Hsg. Authority                             7.150       03/01/2011     09/01/2006 1       1,890,068
----------------------------------------------------------------------------------------------------------------------------
       15,000    Hudson HDC
                 (Providence Hall-Schuyler Court)                    6.400       07/01/2012 7   01/01/2006 1          15,027
----------------------------------------------------------------------------------------------------------------------------
    2,340,000    Hudson HDC
                 (Providence Hall-Schuyler Court)                    6.500       01/01/2025 7   01/01/2006 1       2,373,439
----------------------------------------------------------------------------------------------------------------------------
      180,000    Hudson IDA (Have, Inc.)                             7.125       12/01/2007     12/21/2006 2         179,242
----------------------------------------------------------------------------------------------------------------------------
      440,000    Hudson IDA (Hudson Fabrics)                         6.000       11/01/2012     05/27/2009 2         448,576
----------------------------------------------------------------------------------------------------------------------------
       25,000    Islip Res Rec                                       6.500       07/01/2009     01/01/2006 1          25,579
----------------------------------------------------------------------------------------------------------------------------
    2,990,000    Islip Res Rec, Series E                             5.625       07/01/2017     07/01/2014 1       3,364,348
----------------------------------------------------------------------------------------------------------------------------
    1,175,000    Islip Res Rec, Series E                             5.750       07/01/2019     07/01/2014 1       1,330,253
----------------------------------------------------------------------------------------------------------------------------
    2,310,000    Jamestown Hsg. Authority                            6.125       07/01/2010     08/27/2008 2       2,293,368
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Kenmore Hsg. Authority (SUNY at Buffalo)            5.500       08/01/2024     08/01/2011 1       1,070,850
----------------------------------------------------------------------------------------------------------------------------
   42,195,000    L.I. Power Authority                                5.750       12/01/2024 7   06/01/2008 1      45,548,659
----------------------------------------------------------------------------------------------------------------------------
    7,965,000    L.I. Power Authority, Series A                      5.000       12/01/2018     06/01/2008 1       8,453,493
----------------------------------------------------------------------------------------------------------------------------
    5,095,000    L.I. Power Authority, Series A                      5.125       12/01/2016     06/01/2008 1       5,438,352
----------------------------------------------------------------------------------------------------------------------------
   14,970,000    L.I. Power Authority, Series A                      5.125       12/01/2022 7   06/01/2008 1      15,821,494
----------------------------------------------------------------------------------------------------------------------------
    4,500,000    L.I. Power Authority, Series A                      5.250       12/01/2026 7   06/01/2010 1       4,742,505
----------------------------------------------------------------------------------------------------------------------------
   19,550,000    L.I. Power Authority, Series A                      5.250       12/01/2026     06/01/2008 1      20,841,864
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    L.I. Power Authority, Series A                      5.250       12/01/2026     06/01/2008 1       7,462,560
----------------------------------------------------------------------------------------------------------------------------
      150,000    L.I. Power Authority, Series A                      5.300       12/01/2019     06/01/2008 1         160,881
----------------------------------------------------------------------------------------------------------------------------
       15,000    L.I. Power Authority, Series A                      5.500       12/01/2023     06/01/2008 1          16,073
----------------------------------------------------------------------------------------------------------------------------
   12,365,000    L.I. Power Authority, Series C                      5.500       09/01/2020     03/01/2008 1      12,955,552
----------------------------------------------------------------------------------------------------------------------------
    2,210,000    Livingston County IDA
                 (Nicholas H. Noyes Memorial Hospital)               5.875       07/01/2022     07/01/2010 1       2,324,566
----------------------------------------------------------------------------------------------------------------------------
    1,010,000    Livingston County IDA
                 (Nicholas H. Noyes Memorial Hospital)               6.000       07/01/2030     07/01/2010 1       1,061,045
----------------------------------------------------------------------------------------------------------------------------
    3,950,000    Lockport HDC                                        6.000       10/01/2018 7   10/01/2008 1       4,030,185
----------------------------------------------------------------------------------------------------------------------------
       75,000    Lowville GO                                         7.200       09/15/2007     09/15/2007            81,302
----------------------------------------------------------------------------------------------------------------------------
      455,000    Madison County IDA (Morrisville College)            6.750       07/01/2007     04/17/2006 2         464,414
----------------------------------------------------------------------------------------------------------------------------
    1,065,000    Madison County IDA
                 (Morrisville State College)                         5.000       06/01/2022     06/01/2016 1       1,135,130
----------------------------------------------------------------------------------------------------------------------------
    2,260,000    Madison County IDA
                 (Oneida Healthcare Center)                          5.500       02/01/2016     02/01/2011 1       2,452,733
----------------------------------------------------------------------------------------------------------------------------
      185,000    Medina Hsg. Corp.                                   8.250       08/15/2011 7   08/15/2005 1         185,405
----------------------------------------------------------------------------------------------------------------------------
      415,000    Middletown IDA
                 (Southwinds Retirement Home)                        5.875       03/01/2007     09/06/2006 2         411,809
----------------------------------------------------------------------------------------------------------------------------
    4,950,000    Monroe County COP                                   8.050       01/01/2011 7   01/01/2006 1       5,187,848
----------------------------------------------------------------------------------------------------------------------------
       40,000    Monroe County GO                                    6.100       03/01/2008     09/01/2005 1          40,119
----------------------------------------------------------------------------------------------------------------------------
      640,000    Monroe County IDA (Canal Ponds)                     7.000       06/15/2013 7   12/15/2005 1         651,251
----------------------------------------------------------------------------------------------------------------------------
       25,000    Monroe County IDA
                 (Collegiate Hsg. Foundation-RIT)                    5.000       04/01/2010     04/01/2010 1          25,432


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     420,000    Monroe County IDA
                 (Dayton Rogers Manufacturing)                       5.850%      12/01/2006     06/05/2006 2  $      415,036
----------------------------------------------------------------------------------------------------------------------------
    1,285,000    Monroe County IDA
                 (DePaul Community Facilities)                       6.500       02/01/2024 7   08/01/2005 1       1,300,883
----------------------------------------------------------------------------------------------------------------------------
      590,000    Monroe County IDA (DePaul Properties)               5.900       09/01/2007     09/16/2006 2         582,731
----------------------------------------------------------------------------------------------------------------------------
       65,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              5.900       04/01/2006     04/01/2006            65,818
----------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.100       04/01/2008     04/01/2007 1          78,193
----------------------------------------------------------------------------------------------------------------------------
      110,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.200       04/01/2009     04/01/2007 1         114,589
----------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA
                 (Nazareth College of Rochester)                     5.250       10/01/2021     10/01/2011 1          81,307
----------------------------------------------------------------------------------------------------------------------------
      555,000    Monroe County IDA (Piano Works)                     6.625       11/01/2006     05/07/2006 2         557,897
----------------------------------------------------------------------------------------------------------------------------
      330,000    Monroe County Tobacco Asset
                 Securitization Corp.                                5.875       06/01/2014     06/01/2011 1         354,351
----------------------------------------------------------------------------------------------------------------------------
   16,865,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.150       06/01/2025     04/22/2010 4      17,855,650
----------------------------------------------------------------------------------------------------------------------------
   11,165,000    Monroe County Tobacco Asset
                 Securitization Corp. 9                              6.375       06/01/2019 7   06/01/2011 1      12,063,671
----------------------------------------------------------------------------------------------------------------------------
    7,625,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.375       06/01/2035     06/01/2011 1       8,095,615
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.625       06/01/2042 7   06/01/2011 1       3,210,660
----------------------------------------------------------------------------------------------------------------------------
       20,000    Monroe County Water Authority                       5.250       08/01/2011     08/01/2005 1          20,044
----------------------------------------------------------------------------------------------------------------------------
      285,000    Monroe Newpower Corp.                               4.500       01/01/2011     10/01/2010 2         292,612
----------------------------------------------------------------------------------------------------------------------------
      155,000    Monroe Newpower Corp.                               4.700       01/01/2012     10/01/2011 2         160,431
----------------------------------------------------------------------------------------------------------------------------
      410,000    Monroe Newpower Corp.                               4.800       01/01/2013     10/01/2012 2         425,719
----------------------------------------------------------------------------------------------------------------------------
    7,800,000    Monroe Newpower Corp.                               6.375       01/01/2024     07/01/2009 1       8,413,080
----------------------------------------------------------------------------------------------------------------------------
      730,000    Montgomery County IDA (ASMF) 9,10,11                6.500       01/15/2005     12/15/2005           292,000
----------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Kings Court)                      5.125       12/01/2023     12/01/2015 1         291,343
----------------------------------------------------------------------------------------------------------------------------
      975,000    Mount Vernon IDA (Macedonia Towers)                 5.125       12/01/2023     12/01/2015 1       1,014,497
----------------------------------------------------------------------------------------------------------------------------
      285,000    Mount Vernon IDA (Meadowview)                       6.000       06/01/2009     07/14/2007 2         291,963
----------------------------------------------------------------------------------------------------------------------------
      270,000    Mount Vernon IDA (Section 8), Series A              3.250       12/01/2007     12/01/2007           267,732
----------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Section 8), Series A              3.500       06/01/2008     06/01/2008           277,197
----------------------------------------------------------------------------------------------------------------------------
    5,275,000    Mount Vernon IDA (Section 8), Series A              5.250       12/01/2014 7   06/01/2008 1       5,432,775
----------------------------------------------------------------------------------------------------------------------------
       30,000    MTA Commuter Facilities
                 (Grand Central Terminal)                            5.500       07/01/2012     01/01/2006 5          30,332
----------------------------------------------------------------------------------------------------------------------------
       25,000    MTA Commuter Facilities, Series 7                   5.625       07/01/2016 7   01/01/2006 5          25,704
----------------------------------------------------------------------------------------------------------------------------
       10,000    MTA Commuter Facilities, Series B                   5.000       07/01/2017     07/01/2009 5          10,601
----------------------------------------------------------------------------------------------------------------------------
       20,000    MTA Commuter Facilities, Series B                   5.125       07/01/2024     07/01/2007 1          21,069
----------------------------------------------------------------------------------------------------------------------------
        5,000    MTA Commuter Facilities, Series D                   5.000       07/01/2016     07/01/2007 5           5,253
----------------------------------------------------------------------------------------------------------------------------
      145,000    MTA Service Contract, Series 3                      7.375       07/01/2008     02/01/2007 2         154,513


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON          MATURITY     MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   8,500,000    MTA Service Contract, Series A                      5.125 %      01/01/2024    07/01/2012 1  $    9,161,895
----------------------------------------------------------------------------------------------------------------------------
   15,350,000    MTA Service Contract, Series A                      5.750        07/01/2031    07/01/2012 1      17,336,290
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    MTA, Series A                                       5.500        11/15/2026    11/15/2012 1      11,158,900
----------------------------------------------------------------------------------------------------------------------------
       55,000    MTA, Series B                                       5.000        07/01/2020 7  07/01/2007 1          58,194
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    MTA, Series B-2                                     5.000        07/01/2017    07/01/2007 1       2,120,200
----------------------------------------------------------------------------------------------------------------------------
       50,000    MTA, Series E                                       5.500        11/15/2021    11/15/2012 1          55,966
----------------------------------------------------------------------------------------------------------------------------
   25,000,000    MTA, Series U                                       5.750        11/15/2032    11/15/2012 1      28,297,500
----------------------------------------------------------------------------------------------------------------------------
      300,000    Nassau County Bridge Authority                      5.250        10/01/2026    10/01/2007 1         320,283
----------------------------------------------------------------------------------------------------------------------------
      710,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000        03/01/2015    03/01/2010 1         833,249
----------------------------------------------------------------------------------------------------------------------------
      720,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000        03/01/2016    03/01/2010 1         844,985
----------------------------------------------------------------------------------------------------------------------------
      730,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000        03/01/2017    03/01/2010 1         856,721
----------------------------------------------------------------------------------------------------------------------------
      740,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000        03/01/2018    03/01/2010 1         868,457
----------------------------------------------------------------------------------------------------------------------------
      705,000    Nassau County GO General
                 Improvement, Series F                               7.000        03/01/2014    03/01/2010 1         827,381
----------------------------------------------------------------------------------------------------------------------------
      715,000    Nassau County IDA (ACDS)                            6.000        12/01/2019    12/02/2016 1         737,329
----------------------------------------------------------------------------------------------------------------------------
      535,000    Nassau County IDA (ALIA-ACDS)                       7.000        10/01/2016    11/01/2011 1         581,475
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    Nassau County IDA (ALIA-ACLD)                       5.750        09/01/2011    03/12/2009 2       1,131,735
----------------------------------------------------------------------------------------------------------------------------
      800,000    Nassau County IDA (ALIA-CMA)                        7.000        10/01/2016    11/01/2011 1         869,496
----------------------------------------------------------------------------------------------------------------------------
      615,000    Nassau County IDA (ALIA-CRR)                        7.000        10/01/2016    11/01/2011 1         668,425
----------------------------------------------------------------------------------------------------------------------------
      135,000    Nassau County IDA (ALIA-FREE)                       7.000        10/01/2016    11/01/2011 1         146,727
----------------------------------------------------------------------------------------------------------------------------
      560,000    Nassau County IDA (ALIA-HKSB)                       7.000        10/01/2016    11/01/2011 1         608,647
----------------------------------------------------------------------------------------------------------------------------
    2,550,000    Nassau County IDA (CSMR)                            6.000        12/01/2019    12/03/2016 1       2,629,637
----------------------------------------------------------------------------------------------------------------------------
      320,000    Nassau County IDA
                 (Engel Burman Senior Hsg.)                          6.750        05/01/2017    05/07/2013 2         332,736
----------------------------------------------------------------------------------------------------------------------------
      215,000    Nassau County IDA
                 (Engel Burman Senior Hsg.)                          6.750        05/01/2017    05/07/2013 2         223,557
----------------------------------------------------------------------------------------------------------------------------
      370,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 12                       6.750        05/01/2017    11/01/2011 1         384,726
----------------------------------------------------------------------------------------------------------------------------
      395,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 12                       6.750        05/01/2017    11/01/2011 1         410,721
----------------------------------------------------------------------------------------------------------------------------
      570,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 12                       6.750        05/01/2017    11/01/2011 1         592,686
----------------------------------------------------------------------------------------------------------------------------
      890,000    Nassau County IDA
                 (Epilepsy Foundation of Long Island)                6.000        12/01/2019    12/05/2016 1         917,964
----------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau County IDA (North Shore CFGA)                5.750        05/01/2008    12/01/2006 2         230,182
----------------------------------------------------------------------------------------------------------------------------
      650,000    Nassau County IDA (United Cerebral Palsy)           5.750        11/01/2007    11/15/2006 2         654,082
----------------------------------------------------------------------------------------------------------------------------
    1,860,000    Nassau County IDA (United Cerebral Palsy)           5.750        11/01/2009    11/08/2007 2       1,857,266
----------------------------------------------------------------------------------------------------------------------------
      565,000    Nassau County IDA (WORC)                            6.000        12/01/2019    12/01/2016 1         582,752
----------------------------------------------------------------------------------------------------------------------------
      155,000    Nassau County IDA, Series C                         6.000        12/01/2019    12/04/2016 1         159,870


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      25,000    Nassau County Interim Finance Authority             5.125%      11/15/2021     11/15/2006 1  $       25,956
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    Nassau County Tobacco Settlement Corp.              5.500       07/15/2013     07/15/2010 1       2,443,026
----------------------------------------------------------------------------------------------------------------------------
      615,000    Nassau County Tobacco Settlement Corp.              5.500       07/15/2014     07/15/2005 6         615,763
----------------------------------------------------------------------------------------------------------------------------
      645,000    Nassau County Tobacco Settlement Corp.              5.625       07/15/2015     07/15/2006 6         685,616
----------------------------------------------------------------------------------------------------------------------------
    3,115,000    Nassau County Tobacco Settlement Corp.              5.700       07/15/2015     07/15/2007 6       3,347,286
----------------------------------------------------------------------------------------------------------------------------
      590,000    Nassau County Tobacco Settlement Corp.              5.750       07/15/2016     07/15/2007 6         636,439
----------------------------------------------------------------------------------------------------------------------------
    3,550,000    Nassau County Tobacco Settlement Corp.              5.875       07/15/2016     07/15/2008 6       3,846,461
----------------------------------------------------------------------------------------------------------------------------
      725,000    Nassau County Tobacco Settlement Corp.              6.000       07/15/2017     07/15/2009 6         791,968
----------------------------------------------------------------------------------------------------------------------------
       25,000    Nassau County Tobacco Settlement Corp.              6.000       07/15/2018     07/15/2009 1          27,449
----------------------------------------------------------------------------------------------------------------------------
    5,440,000    Nassau County Tobacco Settlement Corp.              6.125       07/15/2018     07/15/2010 1       5,846,205
----------------------------------------------------------------------------------------------------------------------------
      125,000    Nassau County Tobacco Settlement Corp.              6.200       07/15/2018     07/15/2010 1         134,679
----------------------------------------------------------------------------------------------------------------------------
    2,215,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2019 7   07/15/2010 1       2,382,033
----------------------------------------------------------------------------------------------------------------------------
    4,530,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2019     07/15/2010 1       4,871,607
----------------------------------------------------------------------------------------------------------------------------
    3,620,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2020     07/15/2010 1       3,892,984
----------------------------------------------------------------------------------------------------------------------------
    4,125,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2020 7   07/15/2010 1       4,436,066
----------------------------------------------------------------------------------------------------------------------------
    2,255,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2021     07/15/2010 1       2,416,413
----------------------------------------------------------------------------------------------------------------------------
    4,925,000    Nassau County Tobacco Settlement Corp.              6.300       07/15/2021     07/15/2010 1       5,286,544
----------------------------------------------------------------------------------------------------------------------------
    1,320,000    Nassau County Tobacco Settlement Corp.              6.300       07/15/2022     07/15/2010 1       1,411,846
----------------------------------------------------------------------------------------------------------------------------
   23,175,000    Nassau County Tobacco Settlement Corp.              6.400       07/15/2033     07/15/2010 1      24,455,651
----------------------------------------------------------------------------------------------------------------------------
   15,050,000    Nassau County Tobacco Settlement Corp.              6.500       07/15/2027     07/15/2010 1      15,958,569
----------------------------------------------------------------------------------------------------------------------------
   48,005,000    Nassau County Tobacco Settlement Corp.              6.600       07/15/2039     07/15/2010 1      50,932,345
----------------------------------------------------------------------------------------------------------------------------
      345,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 2         363,426
----------------------------------------------------------------------------------------------------------------------------
      160,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 2         160,518
----------------------------------------------------------------------------------------------------------------------------
      210,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 2         210,680
----------------------------------------------------------------------------------------------------------------------------
      305,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 2         306,000
----------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 2         225,729
----------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 2         225,729
----------------------------------------------------------------------------------------------------------------------------
       55,000    New Hartford Sunset Wood Project                    5.950       08/01/2027     08/01/2007 1          57,461
----------------------------------------------------------------------------------------------------------------------------
    1,295,000    New Rochelle IDA
                 (College of New Rochelle)                           5.500       07/01/2019     07/01/2009 1       1,380,094
----------------------------------------------------------------------------------------------------------------------------
      405,000    New Rochelle Municipal Hsg.
                 Authority, Series A                                 5.000       12/01/2008     04/01/2007 2         420,038
----------------------------------------------------------------------------------------------------------------------------
       85,000    New Rochelle Municipal Hsg.
                 Authority, Series B                                 6.500       12/01/2014     12/01/2008 5          95,457
----------------------------------------------------------------------------------------------------------------------------
        5,000    Newark-Wayne Community Hospital                     5.600       01/15/2008     07/15/2005 1           5,011
----------------------------------------------------------------------------------------------------------------------------
    1,675,000    Newark-Wayne Community Hospital                     7.600       09/01/2015     05/23/2011 2       1,670,059
----------------------------------------------------------------------------------------------------------------------------
       10,000    Newburgh GO                                         7.600       04/01/2008     10/01/2005 1          10,124
----------------------------------------------------------------------------------------------------------------------------
    1,470,000    Newburgh IDA (Bourne &
                 Kenney Redevelopment Company)                       5.650       08/01/2020 7   08/01/2009 1       1,559,347
----------------------------------------------------------------------------------------------------------------------------
      150,000    Niagara County IDA
                (American Ref-Fuel Company)                          5.550       11/15/2024     11/15/2011 1         161,843


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                      COUPON          MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  13,750,000    Niagara County IDA
                 (Niagara Falls Memorial Medical Center)            5.500%       11/01/2035     12/28/2007 3  $   13,859,175
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    Niagara County IDA (Solid Waste Disposal)          5.450        11/15/2025     11/15/2011 1       5,406,350
----------------------------------------------------------------------------------------------------------------------------
    7,175,000    Niagara County IDA (Solid Waste Disposal)          5.550        11/15/2024     11/15/2011 1       7,741,466
----------------------------------------------------------------------------------------------------------------------------
    9,850,000    Niagara County IDA (Solid Waste Disposal)          5.625        11/15/2024     11/15/2012 1      10,715,618
----------------------------------------------------------------------------------------------------------------------------
      170,000    Niagara County Tobacco Asset
                 Securitization Corp.                               5.375        05/15/2018     05/15/2009 6         175,355
----------------------------------------------------------------------------------------------------------------------------
      175,000    Niagara County Tobacco Asset
                 Securitization Corp.                               5.500        05/15/2019     05/15/2011 1         181,169
----------------------------------------------------------------------------------------------------------------------------
       50,000    Niagara County Tobacco Asset
                 Securitization Corp.                               5.500        05/15/2020     05/15/2011 1          51,577
----------------------------------------------------------------------------------------------------------------------------
    1,175,000    Niagara County Tobacco Asset
                 Securitization Corp.                               5.875        05/15/2022     05/15/2011 1       1,234,631
----------------------------------------------------------------------------------------------------------------------------
      680,000    Niagara County Tobacco Asset
                 Securitization Corp.                               6.250        05/15/2034     11/15/2011 1         716,543
----------------------------------------------------------------------------------------------------------------------------
      800,000    Niagara County Tobacco Asset
                 Securitization Corp.                               6.250        05/15/2040     05/15/2011 1         842,992
----------------------------------------------------------------------------------------------------------------------------
   11,995,000    Niagara County Tobacco Asset
                 Securitization Corp.                               6.750        05/15/2029 7   05/15/2011 1      12,921,974
----------------------------------------------------------------------------------------------------------------------------
    7,680,000    Niagara Falls CSD COP
                 (High School Facility)                             5.875        06/15/2019     06/15/2008 1       8,420,582
----------------------------------------------------------------------------------------------------------------------------
    1,195,000    Niagara Falls CSD COP
                 (High School Facility)                             6.500        06/15/2019     06/15/2009 1       1,357,209
----------------------------------------------------------------------------------------------------------------------------
       10,000    Niagara Falls HDC (Niagara Towers)                 5.150        10/01/2010     10/01/2008 1          10,347
----------------------------------------------------------------------------------------------------------------------------
    3,195,000    Niagara Falls Public Water Authority
                 Water & Sewer System                               5.500        07/15/2026     07/15/2006 1       3,280,243
----------------------------------------------------------------------------------------------------------------------------
    1,030,000    Niagara Falls Public Water Authority,
                 Series A                                           5.500        07/15/2025     07/15/2006 1       1,057,480
----------------------------------------------------------------------------------------------------------------------------
    3,370,000    Niagara Falls Public Water Authority,
                 Series A                                           5.500        07/15/2027     07/15/2006 1       3,459,912
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    Niagara Falls Public Water Authority,
                 Series A                                           5.500        07/15/2028     07/15/2006 1       1,083,147
----------------------------------------------------------------------------------------------------------------------------
    4,350,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)            5.625        04/01/2029 7   04/01/2009 1       4,695,216
----------------------------------------------------------------------------------------------------------------------------
      210,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)            5.750        04/01/2019     04/01/2009 1         230,607
----------------------------------------------------------------------------------------------------------------------------
      610,000    North Babylon Volunteer Fire Company               5.750        08/01/2022     08/01/2007 1         657,867
----------------------------------------------------------------------------------------------------------------------------
       25,000    North Hempstead GO                                 5.400        02/15/2022     02/15/2007 1          26,573
----------------------------------------------------------------------------------------------------------------------------
    3,250,000    NY Counties Tobacco Trust I (TASC)                 5.800        06/01/2023     11/03/2005 4       3,357,283
----------------------------------------------------------------------------------------------------------------------------
   14,295,000    NY Counties Tobacco Trust I (TASC)                 6.300        06/01/2019 7   06/01/2011 1      15,358,691
----------------------------------------------------------------------------------------------------------------------------
   12,820,000    NY Counties Tobacco Trust I (TASC)                 6.500        06/01/2035     06/01/2011 1      13,651,377
----------------------------------------------------------------------------------------------------------------------------
   10,125,000    NY Counties Tobacco Trust I (TASC)                 6.625        06/01/2042 7   06/01/2011 1      10,835,978
----------------------------------------------------------------------------------------------------------------------------
   25,920,000    NY Counties Tobacco Trust II (TASC)                5.250        06/01/2025     06/07/2010 4      26,522,122
----------------------------------------------------------------------------------------------------------------------------
      150,000    NY Counties Tobacco Trust II (TASC)                5.500        06/01/2011     06/01/2011           161,463


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                      COUPON          MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     470,000    NY Counties Tobacco Trust II (TASC)                5.625%       06/01/2035     06/01/2012 1  $      479,546
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    NY Counties Tobacco Trust II (TASC)                5.750        06/01/2013     06/01/2012 1       1,141,499
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    NY Counties Tobacco Trust II (TASC)                5.750        06/01/2014     06/01/2012 1       2,066,141
----------------------------------------------------------------------------------------------------------------------------
      120,000    NY Counties Tobacco Trust II (TASC) 9              5.750        06/01/2043     06/01/2012 1         123,228
----------------------------------------------------------------------------------------------------------------------------
    2,120,000    NY Counties Tobacco Trust II (TASC)                6.000        06/01/2015     06/01/2012 1       2,291,232
----------------------------------------------------------------------------------------------------------------------------
    2,330,000    NY Counties Tobacco Trust II (TASC)                6.000        06/01/2016     06/01/2012 1       2,505,659
----------------------------------------------------------------------------------------------------------------------------
   13,985,000    NY Counties Tobacco Trust III                      5.000        06/01/2027     05/01/2008 4      14,611,808
----------------------------------------------------------------------------------------------------------------------------
    4,980,000    NY Counties Tobacco Trust III                      5.750        06/01/2033     09/26/2012 4       5,204,996
----------------------------------------------------------------------------------------------------------------------------
   16,360,000    NY Counties Tobacco Trust III                      6.000        06/01/2043     06/01/2013 1      17,232,479
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    NYC GO                                             5.000        12/01/2018     12/01/2014 1       1,140,961
----------------------------------------------------------------------------------------------------------------------------
   10,160,000    NYC GO                                             5.000        08/01/2019     08/01/2015 1      11,000,537
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC GO                                             5.000        12/01/2019     12/01/2014 1       4,312,880
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYC GO                                             5.000        06/01/2020     06/01/2015 1      10,773,700
----------------------------------------------------------------------------------------------------------------------------
    8,925,000    NYC GO                                             5.000        08/01/2020     08/01/2014 1       9,567,422
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                             5.000        03/15/2021     03/15/2011 1         520,220
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYC GO                                             5.000        08/01/2021     08/01/2014 1       3,206,520
----------------------------------------------------------------------------------------------------------------------------
    2,110,000    NYC GO                                             5.000        08/01/2021     08/01/2014 1       2,255,252
----------------------------------------------------------------------------------------------------------------------------
    9,000,000    NYC GO                                             5.000        08/01/2021     08/01/2015 1       9,674,910
----------------------------------------------------------------------------------------------------------------------------
    4,975,000    NYC GO                                             5.000        11/01/2021     11/01/2014 1       5,325,141
----------------------------------------------------------------------------------------------------------------------------
       80,000    NYC GO                                             5.000        08/01/2022     02/01/2009 1          82,972
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.000        08/01/2022     02/01/2008 1          26,185
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.000        08/01/2022     02/01/2008 1          25,749
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                             5.000        09/15/2022     09/15/2013 1          42,385
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYC GO                                             5.000        06/01/2023     06/01/2015 1      10,672,500
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYC GO                                             5.000        08/01/2023     02/01/2008 1         582,378
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                             5.000        08/01/2023     08/01/2015 1       1,068,160
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                             5.000        08/01/2023     08/01/2008 1         103,272
----------------------------------------------------------------------------------------------------------------------------
    6,750,000    NYC GO                                             5.000        11/01/2023     11/01/2014 1       7,181,933
----------------------------------------------------------------------------------------------------------------------------
    3,840,000    NYC GO                                             5.000        12/01/2023     12/01/2014 1       4,087,603
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.000        04/15/2024     04/15/2009 1          53,133
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                             5.000        08/01/2024     08/01/2015 1       1,065,610
----------------------------------------------------------------------------------------------------------------------------
    3,635,000    NYC GO                                             5.000        12/01/2024     12/01/2014 1       3,860,624
----------------------------------------------------------------------------------------------------------------------------
   14,860,000    NYC GO                                             5.000        03/01/2025     03/01/2015 1      15,789,790
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    NYC GO                                             5.000        06/01/2025     06/01/2015 1       6,383,400
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                             5.000        08/01/2025     08/01/2015 1       1,064,770
----------------------------------------------------------------------------------------------------------------------------
    6,920,000    NYC GO                                             5.000        08/01/2026     08/01/2015 1       7,362,326
----------------------------------------------------------------------------------------------------------------------------
    1,830,000    NYC GO                                             5.000        11/01/2027     11/01/2014 1       1,941,282
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.125        08/01/2018     08/01/2008 1          26,234
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             5.125        03/15/2019     03/15/2009 1          10,550
----------------------------------------------------------------------------------------------------------------------------
    8,360,000    NYC GO                                             5.125        08/01/2022     02/01/2009 1       8,789,370
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.125        03/15/2025     03/15/2012 1          53,552


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                      COUPON          MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     150,000    NYC GO                                             5.125%       08/01/2025     08/01/2010 1  $      155,534
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.125        08/01/2025     02/01/2008 1          25,819
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                             5.125        08/01/2025     08/01/2008 1          47,646
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             5.125        03/01/2028     03/01/2008 1          10,543
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYC GO                                             5.200        03/15/2028     03/15/2009 1          73,977
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.250        08/15/2013     08/15/2008 1          53,670
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.250        02/01/2014     02/01/2008 1          53,012
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYC GO                                             5.250        08/01/2015     08/01/2007 1         182,497
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.250        08/01/2017     02/01/2008 1          26,190
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                             5.250        08/01/2020     08/01/2007 1          20,857
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.250        08/01/2020     08/01/2007 1          52,478
----------------------------------------------------------------------------------------------------------------------------
      285,000    NYC GO                                             5.250        08/01/2021     08/01/2007 1         297,209
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.250        11/15/2021 7   11/15/2007 1          52,360
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.250        01/15/2023     01/15/2013 1          26,907
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                             5.250        08/15/2024     08/15/2014 1       1,084,780
----------------------------------------------------------------------------------------------------------------------------
    5,110,000    NYC GO                                             5.250        08/15/2026     08/15/2014 1       5,563,513
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYC GO                                             5.250        06/01/2027     06/01/2012 1         139,287
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.250        01/15/2028     01/15/2013 1          53,848
----------------------------------------------------------------------------------------------------------------------------
      200,000    NYC GO                                             5.250        01/15/2033     01/15/2013 1         214,854
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                             5.300        08/01/2024     08/01/2008 1          21,130
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYC GO                                             5.300        01/15/2026     01/15/2013 1         145,788
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                             5.350        08/01/2013     02/01/2006 1          21,322
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC GO                                             5.375        08/01/2015     08/01/2008 1       2,119,160
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.375        08/01/2017     08/01/2010 1          55,231
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             5.375        11/15/2017     11/15/2007 1          10,517
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.375        08/01/2019     02/01/2008 1          26,298
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             5.375        08/01/2019     08/01/2009 1          10,729
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             5.375        08/01/2020     08/01/2009 1           5,365
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.375        08/01/2022     08/01/2007 1          26,327
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.375        08/01/2022     08/01/2007 1          26,172
----------------------------------------------------------------------------------------------------------------------------
      305,000    NYC GO                                             5.375        03/01/2027     03/01/2013 1         331,922
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.375        11/15/2027     11/15/2007 1          26,768
----------------------------------------------------------------------------------------------------------------------------
      475,000    NYC GO                                             5.375        11/15/2027     11/15/2007 1         503,519
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYC GO                                             5.500        08/01/2022     08/01/2007 1          37,333
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYC GO                                             5.500        08/01/2022     08/01/2007 1         268,145
----------------------------------------------------------------------------------------------------------------------------
    7,700,000    NYC GO                                             5.500        06/01/2023     06/01/2013 1       8,468,845
----------------------------------------------------------------------------------------------------------------------------
      830,000    NYC GO                                             5.500        05/15/2024 7   05/15/2010 1         931,409
----------------------------------------------------------------------------------------------------------------------------
   13,935,000    NYC GO                                             5.500        05/15/2024 7   05/15/2010 1      15,189,707
----------------------------------------------------------------------------------------------------------------------------
      845,000    NYC GO                                             5.500        02/15/2026     02/15/2006 1         874,262
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             5.500        02/15/2026     02/15/2006 1          10,333
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                             5.500        02/15/2026     02/15/2006 1          30,999


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                      COUPON          MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     165,000    NYC GO                                             5.500%       02/15/2026     02/15/2006 1  $      169,823
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                             5.600        12/01/2010     12/01/2005 1          15,138
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                             5.700        08/15/2010     08/15/2005 1         101,370
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             5.750        05/15/2012     11/15/2005 1          10,025
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                             5.750        02/01/2015     02/01/2006 1          20,672
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                             5.750        02/01/2017     02/01/2006 5          20,641
----------------------------------------------------------------------------------------------------------------------------
    1,145,000    NYC GO                                             5.750        02/01/2017     02/01/2006 1       1,178,812
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             5.750        02/01/2017     02/01/2006 1          51,603
----------------------------------------------------------------------------------------------------------------------------
    1,035,000    NYC GO                                             5.750        03/01/2018     03/01/2013 1       1,165,928
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                             5.750        08/01/2018     08/01/2012 1         561,870
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                             5.750        08/01/2018     08/01/2012 1         561,870
----------------------------------------------------------------------------------------------------------------------------
      195,000    NYC GO                                             5.750        02/01/2019     02/01/2006 1         200,758
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             5.750        02/01/2020     02/01/2006 1          25,795
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             5.750        02/01/2020     02/01/2006 1          10,295
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                             5.750        03/01/2020     03/01/2013 1         562,540
----------------------------------------------------------------------------------------------------------------------------
      800,000    NYC GO                                             5.750        03/01/2021     03/01/2013 1         928,224
----------------------------------------------------------------------------------------------------------------------------
    5,010,000    NYC GO                                             5.750        03/01/2021     03/01/2013 1       5,647,272
----------------------------------------------------------------------------------------------------------------------------
    7,195,000    NYC GO                                             5.750        03/15/2022     03/15/2012 1       8,283,604
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYC GO                                             5.875        08/15/2013     08/15/2006 1         136,349
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                             5.875        08/01/2015     08/01/2007 1          16,113
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC GO                                             5.875        08/01/2015     08/01/2007 1          58,629
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             5.875        02/01/2016     08/01/2006 1           5,215
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             5.875        03/15/2018     03/15/2006 1           5,167
----------------------------------------------------------------------------------------------------------------------------
      120,000    NYC GO                                             5.875        02/15/2019     02/15/2006 1         123,749
----------------------------------------------------------------------------------------------------------------------------
    3,365,000    NYC GO                                             5.875        06/01/2019     06/01/2012 1       3,911,039
----------------------------------------------------------------------------------------------------------------------------
    7,155,000    NYC GO                                             5.875        06/01/2019     06/01/2012 1       8,076,206
----------------------------------------------------------------------------------------------------------------------------
    7,015,000    NYC GO                                             5.875        08/01/2019     08/01/2012 1       7,937,192
----------------------------------------------------------------------------------------------------------------------------
    2,035,000    NYC GO                                             5.875        06/01/2020     06/01/2012 1       2,365,219
----------------------------------------------------------------------------------------------------------------------------
    6,040,000    NYC GO                                             5.875        06/01/2020     06/01/2012 1       6,817,650
----------------------------------------------------------------------------------------------------------------------------
    3,125,000    NYC GO                                             5.875        06/01/2021     06/01/2012 1       3,632,094
----------------------------------------------------------------------------------------------------------------------------
    6,645,000    NYC GO                                             5.875        06/01/2021     06/01/2012 1       7,500,544
----------------------------------------------------------------------------------------------------------------------------
      480,000    NYC GO                                             5.875        08/01/2024 7   08/01/2006 1         502,488
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                             5.900        08/01/2010     08/01/2006 1          15,694
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             6.000        08/01/2006     08/01/2005 1          10,027
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             6.000        08/01/2007     08/01/2005 1           5,089
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                             6.000        05/15/2010     11/15/2005 1          15,039
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                             6.000        05/15/2011     05/15/2006 1          50,130
----------------------------------------------------------------------------------------------------------------------------
      605,000    NYC GO                                             6.000        08/01/2016 7   08/01/2006 1         632,189
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             6.000        08/01/2016     08/01/2006 1          10,449
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             6.000        08/01/2016     08/01/2006 1           5,258
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             6.000        08/01/2017     08/01/2007 1           5,323


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                      COUPON          MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       5,000    NYC GO                                             6.000%       08/01/2017     08/01/2007 1  $        5,384
----------------------------------------------------------------------------------------------------------------------------
      225,000    NYC GO                                             6.000        08/01/2017     08/01/2007 1         239,549
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYC GO                                             6.000        05/15/2018     05/15/2010 1         103,024
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             6.000        05/15/2018     05/15/2010 1          11,169
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             6.000        02/01/2022     08/01/2006 1          10,449
----------------------------------------------------------------------------------------------------------------------------
    1,080,000    NYC GO                                             6.000        05/15/2022     05/15/2010 1       1,236,287
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYC GO                                             6.000        05/15/2022     05/15/2010 1         145,201
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                             6.000        08/01/2026 7   08/01/2006 1          26,118
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                             6.000        08/15/2026 7   08/15/2006 1          10,458
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYC GO                                             6.125        08/01/2025 7   08/01/2007 1         187,527
----------------------------------------------------------------------------------------------------------------------------
      285,000    NYC GO                                             6.125        08/01/2025     08/01/2007 1         304,024
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                             6.125        08/01/2025     08/01/2007 1          48,221
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             6.125        08/01/2025     08/01/2007 1           5,396
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             6.250        04/15/2017     04/15/2007 1           5,363
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYC GO                                             6.250        04/15/2027     04/15/2007 1          63,937
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             6.250        04/15/2027     04/15/2007 1           5,361
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYC GO                                             6.250        04/15/2027     04/15/2007 1         144,738
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYC GO                                             6.350        05/15/2014     05/15/2008 1         279,174
----------------------------------------------------------------------------------------------------------------------------
    1,130,000    NYC GO                                             6.500        05/15/2017     05/15/2010 1       1,287,206
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             7.000        02/01/2009     08/01/2005 1           5,018
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             7.000        12/01/2010     12/01/2005 1           5,086
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             7.000        02/01/2011     08/01/2005 1           5,019
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                             7.000        02/01/2012     08/01/2005 1          30,106
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             7.000        02/01/2018     08/01/2005 1           5,016
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYC GO 9                                           7.250        02/01/2007     08/01/2005 5          60,239
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             7.250        02/01/2007     08/01/2005 1           5,019
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             7.500        08/15/2005     08/15/2005 1           5,029
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                             7.500        02/01/2007     08/01/2005 1          15,057
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                             7.500        02/01/2009     08/01/2005 1          15,057
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                             7.650        02/01/2007     08/01/2005 1          40,157
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                             7.750        08/15/2027     08/15/2005 1           5,033
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                             7.750        08/15/2027     08/15/2005 1          45,254
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                             7.750        08/15/2028     08/15/2005 1          20,113
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO DIAMONDS                                    0.000 13     02/01/2025     02/01/2006 1          98,745
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO DIAMONDS                                    0.000 13     08/01/2025 7   08/01/2007 1          22,895
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYC GO RIBS                                        9.020 14     09/01/2011     08/01/2005 1         452,799
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYC GO RIBS                                        9.311 14     08/29/2008     08/01/2005 1          90,433
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                        9.311 14     07/29/2010     08/01/2005 1          50,241
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO RIBS                                        9.409 14     08/22/2013     08/01/2005 1         100,490
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                        9.409 14     08/27/2015     08/01/2005 1          50,177
----------------------------------------------------------------------------------------------------------------------------
    4,410,000    NYC HDC                                            5.000        07/01/2025     07/01/2015 1       4,727,388


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     140,000    NYC HDC (Barclay Avenue)                            5.750%      04/01/2007     04/01/2006 1  $      144,614
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC HDC (Multifamily Hsg.)                          5.250       11/01/2031     11/01/2008 1          20,532
----------------------------------------------------------------------------------------------------------------------------
      900,000    NYC HDC (Multifamily Hsg.), Series A                5.375       11/01/2023     05/01/2012 1         942,066
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYC HDC (Multifamily Hsg.), Series A                5.500       11/01/2009     05/01/2008 1         452,363
----------------------------------------------------------------------------------------------------------------------------
      790,000    NYC HDC (Multifamily Hsg.), Series A                5.625       05/01/2012     05/01/2008 1         814,490
----------------------------------------------------------------------------------------------------------------------------
      470,000    NYC HDC (Multifamily Hsg.), Series A                5.750       11/01/2018 7   05/01/2007 1         486,558
----------------------------------------------------------------------------------------------------------------------------
    5,285,000    NYC HDC (Multifamily Hsg.), Series B                5.875       11/01/2018 7   05/01/2009 1       5,484,932
----------------------------------------------------------------------------------------------------------------------------
      655,000    NYC HDC (Multifamily Hsg.), Series D                5.500       11/01/2019     11/01/2006 1         670,386
----------------------------------------------------------------------------------------------------------------------------
    1,200,000    NYC HDC (Multifamily Hsg.), Series E                6.250       05/01/2036     11/01/2009 1       1,291,992
----------------------------------------------------------------------------------------------------------------------------
      185,000    NYC HDC, Series A                                   5.000       07/01/2010     07/01/2010           200,325
----------------------------------------------------------------------------------------------------------------------------
   27,700,000    NYC Health & Hospital Corp.                         5.250       02/15/2017 7   02/15/2010 1      28,928,218
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Health & Hospital Corp.                         5.450       02/15/2026     02/15/2012 1          10,570
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYC Health & Hospital Corp.
                 (Health System)                                     5.250       02/15/2022     02/15/2013 1       3,300,090
----------------------------------------------------------------------------------------------------------------------------
    1,135,000    NYC IDA (Acme Architectural Products)               5.875       11/01/2009     12/14/2007 2       1,096,331
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYC IDA
                 (Airis JFK I/JFK International Airport)             6.000       07/01/2015     07/01/2011 1      10,463,000
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYC IDA (ALA Realty)                                7.000       12/01/2005     12/01/2005           165,612
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYC IDA
                 (Anti-Defamation League Foundation)                 5.500       06/01/2022     06/01/2007 1          79,640
----------------------------------------------------------------------------------------------------------------------------
      360,000    NYC IDA (Atlantic Veal & Lamb)                      7.250       12/01/2008     07/07/2007 2         372,006
----------------------------------------------------------------------------------------------------------------------------
    4,245,000    NYC IDA (Beth Abraham Health Services)              6.000       02/15/2013     04/10/2010 2       4,440,907
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYC IDA (Beth Abraham Health Services)              6.000       11/15/2013     06/28/2009 2       1,064,248
----------------------------------------------------------------------------------------------------------------------------
      485,000    NYC IDA (Beth Abraham Health Services)              6.000       11/15/2013     07/04/2009 2         508,532
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA
                 (Brooklyn Heights Montessori School)                7.500       01/01/2007     07/10/2006 2         119,776
----------------------------------------------------------------------------------------------------------------------------
    6,290,000    NYC IDA (Calhoun School)                            6.250       12/01/2017     10/13/2012 2       6,312,392
----------------------------------------------------------------------------------------------------------------------------
      415,000    NYC IDA (Chardan Corp.)                             6.250       11/01/2008     05/31/2007 2         414,095
----------------------------------------------------------------------------------------------------------------------------
      235,000    NYC IDA (College of Aeronautics)                    5.500       05/01/2012     05/01/2008 1         246,830
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYC IDA (College of Aeronautics)                    5.500       05/01/2013     05/01/2010 1         575,729
----------------------------------------------------------------------------------------------------------------------------
    1,240,000    NYC IDA (College of Mount St. Vincent)              7.000       05/01/2008     11/01/2005 1       1,254,062
----------------------------------------------------------------------------------------------------------------------------
      360,000    NYC IDA (College of New Rochelle)                   6.200       09/01/2010 7   09/01/2005 1         368,708
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (College of New Rochelle)                   6.300       09/01/2015 7   09/01/2005 1         511,745
----------------------------------------------------------------------------------------------------------------------------
      370,000    NYC IDA
                 (Comprehensive Care Management)                     5.750       11/01/2008     05/30/2007 2         373,582
----------------------------------------------------------------------------------------------------------------------------
      145,000    NYC IDA
                 (Comprehensive Care Management)                     5.750       11/01/2008     05/30/2007 2         146,386
----------------------------------------------------------------------------------------------------------------------------
      220,000    NYC IDA
                 (Comprehensive Care Management)                     7.250       12/01/2006     06/09/2006 2         226,037
----------------------------------------------------------------------------------------------------------------------------
      470,000    NYC IDA (Essie Cosmetics)                           5.500       11/01/2008     05/22/2007 2         465,164
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYC IDA (Family Support Systems)                    6.500       11/01/2014     11/01/2006 1       1,024,460
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYC IDA (Gabrielli Truck Sales)                     7.250       12/01/2007     12/19/2006 2         604,270


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,105,000    NYC IDA (Global Country World Peace)                6.250%      11/01/2015     08/19/2012 2  $    1,107,906
----------------------------------------------------------------------------------------------------------------------------
    1,030,000    NYC IDA (Global Country World Peace)                6.250       11/01/2025     08/20/2012 2       1,029,979
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Independent Living Association)            6.200       07/01/2020     07/01/2017 1         502,940
----------------------------------------------------------------------------------------------------------------------------
   40,965,000    NYC IDA (Japan Airlines)                            6.000       11/01/2015     11/01/2005 1      43,055,444
----------------------------------------------------------------------------------------------------------------------------
      210,000    NYC IDA (Julia Gray)                                6.500       11/01/2007     11/18/2006 2         211,751
----------------------------------------------------------------------------------------------------------------------------
      280,000    NYC IDA (Koenig Iron Works)                         7.375       12/01/2010     08/11/2008 2         289,904
----------------------------------------------------------------------------------------------------------------------------
    2,355,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2013     12/01/2012 1       2,577,077
----------------------------------------------------------------------------------------------------------------------------
      730,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2015     12/01/2012 1         790,904
----------------------------------------------------------------------------------------------------------------------------
    2,880,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2016     12/01/2012 1       3,105,043
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2017     12/01/2012 1       2,149,680
----------------------------------------------------------------------------------------------------------------------------
    3,210,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2018     12/01/2012 1       3,439,740
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYC IDA (Marymount School of NY)                    5.125       09/01/2021     09/01/2013 1         262,923
----------------------------------------------------------------------------------------------------------------------------
      355,000    NYC IDA (MediSys Health Network)                    5.750       03/15/2006     12/24/2005 2         353,498
----------------------------------------------------------------------------------------------------------------------------
    1,900,000    NYC IDA
                 (Metropolitan College of New York)                  5.750       03/01/2020     03/01/2017 1       1,895,174
----------------------------------------------------------------------------------------------------------------------------
      350,000    NYC IDA (Morrisons Pastry)                          5.750       11/01/2009     11/16/2006 2         350,497
----------------------------------------------------------------------------------------------------------------------------
    4,140,000    NYC IDA (National Compressor Exchange)              6.250       11/01/2027     11/01/2007 5       4,213,444
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC IDA (New School for Social Research)            5.625       09/01/2010     09/01/2005 1          20,498
----------------------------------------------------------------------------------------------------------------------------
      950,000    NYC IDA (New School for Social Research)            5.750       09/01/2015     09/01/2005 1         973,807
----------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYC IDA (Polytechnic University)                    5.750       11/01/2010     11/01/2010         2,042,113
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Polytechnic University)                    5.750       11/01/2012     11/01/2012           506,065
----------------------------------------------------------------------------------------------------------------------------
    1,810,000    NYC IDA (Polytechnic University)                    5.250       11/01/2008     11/01/2008         1,815,629
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYC IDA (Precision Gear)                            5.875       11/01/2009     12/17/2007 2         401,972
----------------------------------------------------------------------------------------------------------------------------
      335,000    NYC IDA (Precision Gear)                            5.875       11/01/2009     12/09/2007 2         336,652
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYC IDA (Precision Gear)                            6.500       11/01/2008     06/04/2007 2         112,167
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA (Promotional Slideguide)                    7.000       12/01/2005     12/01/2005           116,999
----------------------------------------------------------------------------------------------------------------------------
    1,200,000    NYC IDA (Reece School)                              6.500       12/01/2017     08/03/2015 2       1,208,652
----------------------------------------------------------------------------------------------------------------------------
      405,000    NYC IDA (Reece School)                              6.500       12/01/2017     08/03/2015 2         405,454
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYC IDA (Rockefeller Foundation)                    5.375       07/01/2023     01/01/2006 1         130,300
----------------------------------------------------------------------------------------------------------------------------
    3,965,000    NYC IDA (Rosco, Inc.)                               6.125       06/01/2022     06/01/2007 3       4,164,796
----------------------------------------------------------------------------------------------------------------------------
    1,030,000    NYC IDA (Showman Fabricators)                       7.125       11/01/2013     01/18/2010 2       1,038,662
----------------------------------------------------------------------------------------------------------------------------
      935,000    NYC IDA
                 (Special Needs Facilities Pooled Program)           5.950       07/01/2008     01/26/2007 2         928,053
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC IDA (Streamline Plastics)                       7.125       12/01/2005     12/01/2005            40,139
----------------------------------------------------------------------------------------------------------------------------
      475,000    NYC IDA (Terminal One Group Association)            5.900       01/01/2006     01/01/2006           479,408
----------------------------------------------------------------------------------------------------------------------------
    2,080,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2007     01/01/2006 1       2,098,803
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2008     01/01/2006 1          65,529
----------------------------------------------------------------------------------------------------------------------------
   59,395,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2015 7   01/01/2006 1      60,245,536
----------------------------------------------------------------------------------------------------------------------------
   13,905,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2019 7   01/01/2006 1      14,104,120
----------------------------------------------------------------------------------------------------------------------------
    2,835,000    NYC IDA (Terminal One Group Association)            6.100       01/01/2009     01/01/2006 1       2,857,935
----------------------------------------------------------------------------------------------------------------------------
   30,505,000    NYC IDA (Terminal One Group Association)            6.125       01/01/2024     01/01/2006 1      30,944,882
----------------------------------------------------------------------------------------------------------------------------
    2,135,000    NYC IDA (The Child School)                          7.000       06/01/2013     03/06/2010 2       2,205,690


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     410,000    NYC IDA (Ulano)                                     6.250%      11/01/2006     05/06/2006 2  $      407,269
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYC IDA (United Nations School)                     6.050       12/01/2005     12/01/2005           161,920
----------------------------------------------------------------------------------------------------------------------------
      170,000    NYC IDA (United Nations School)                     6.100       12/01/2006     12/01/2006           176,538
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYC IDA (United Nations School)                     6.150       12/01/2007     12/01/2007           187,407
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (Urban Resource Institute)                  5.250       03/01/2023     03/01/2013 1       1,104,730
----------------------------------------------------------------------------------------------------------------------------
    1,345,000    NYC IDA (Urban Resource Institute)                  6.500       11/01/2013     03/20/2009 2       1,386,157
----------------------------------------------------------------------------------------------------------------------------
    4,300,000    NYC IDA (Visy Paper)                                7.800       01/01/2016     01/01/2008 1       4,492,167
----------------------------------------------------------------------------------------------------------------------------
      960,000    NYC IDA (Vocational Instruction)                    7.250       02/01/2013     06/21/2009 2         987,936
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYC IDA (World Casing Corp.)                        5.950       11/01/2007     11/15/2006 2         247,720
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (YMCA of Greater NY)                        5.250       08/01/2021     02/01/2011 1         526,010
----------------------------------------------------------------------------------------------------------------------------
    6,710,000    NYC IDA (YMCA of Greater NY)                        5.800       08/01/2016 7   01/01/2009 1       7,087,370
----------------------------------------------------------------------------------------------------------------------------
      700,000    NYC IDA (Zeluck, Inc.)                              6.250       11/01/2011     11/01/2007 1         716,758
----------------------------------------------------------------------------------------------------------------------------
   16,350,000    NYC IDA Special Facilities
                 (JFK International Airport)                         8.000       08/01/2012     08/01/2012        15,611,307
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC Municipal Water Finance Authority               5.000       06/15/2021     06/15/2007 1          41,677
----------------------------------------------------------------------------------------------------------------------------
   10,500,000    NYC Municipal Water Finance Authority               5.000       06/15/2031     06/15/2015 1      11,252,745
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYC Municipal Water Finance Authority               5.125       06/15/2017 7   06/15/2007 1          68,407
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 1          62,692
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 1          41,794
----------------------------------------------------------------------------------------------------------------------------
    3,025,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 1       3,160,702
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 1          57,467
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.125       06/15/2022     06/15/2008 1          57,467
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYC Municipal Water Finance Authority               5.125       06/15/2030     06/15/2007 1          67,859
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC Municipal Water Finance Authority               5.125       06/15/2031     06/15/2011 1       2,105,740
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Municipal Water Finance Authority               5.200       06/15/2013     06/15/2007 1          10,543
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority               5.250       06/15/2018     06/15/2008 1          26,350
----------------------------------------------------------------------------------------------------------------------------
      545,000    NYC Municipal Water Finance Authority               5.250       06/15/2029 7   06/15/2007 1         571,847
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority               5.250       06/15/2029     06/15/2007 1          26,232
----------------------------------------------------------------------------------------------------------------------------
      390,000    NYC Municipal Water Finance Authority               5.375       06/15/2007     12/15/2005 1         391,112
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    NYC Municipal Water Finance Authority               5.500       06/15/2017     06/15/2007 1       2,485,416
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYC Municipal Water Finance Authority               5.500       06/15/2024 7   06/15/2006 1         603,931
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC Municipal Water Finance Authority               5.500       06/15/2024     06/15/2006 1          30,988
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority               5.500       06/15/2032     06/15/2009 1          27,134
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    NYC Municipal Water Finance Authority               5.500       06/15/2033     06/15/2010 1       1,152,598
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority               5.625       06/15/2019     06/15/2006 1         103,638
----------------------------------------------------------------------------------------------------------------------------
    1,220,000    NYC Municipal Water Finance Authority               5.625       06/15/2019 7   06/15/2006 1       1,264,859
----------------------------------------------------------------------------------------------------------------------------
      855,000    NYC Municipal Water Finance Authority               5.750       06/15/2013 7   12/15/2005 1         914,576
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC Municipal Water Finance Authority               5.750       06/15/2013 7   12/15/2005 5          53,484
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC Transitional Finance Authority                  5.500       11/01/2024     05/01/2010 1           5,608
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC Transitional Finance Authority                  5.500       11/01/2024     05/01/2010 1          21,971
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Transitional Finance Authority                  5.500       05/01/2025     05/01/2009 1          27,584


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      20,000    NYC Transitional Finance Authority                  5.500%      05/01/2025     05/01/2009 1  $       21,628
----------------------------------------------------------------------------------------------------------------------------
    4,100,000    NYC Transitional Finance Authority, Series B        5.000       11/01/2027     11/01/2012 1       4,354,200
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC Transitional Finance Authority, Series C        5.000       05/01/2026 7   05/01/2010 1          15,517
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC Transitional Finance Authority, Series E        5.000       02/01/2026     02/01/2013 1       2,124,980
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Trust for Cultural Resources
                 (American Museum of Natural History)                5.650       04/01/2022     04/01/2007 1          26,311
----------------------------------------------------------------------------------------------------------------------------
    3,740,000    NYC Trust for Cultural Resources
                 (American Museum of Natural History)                5.650       04/01/2027 7   04/01/2007 1       3,937,397
----------------------------------------------------------------------------------------------------------------------------
      750,000    NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                       6.000       07/01/2022 7   07/01/2010 1         821,768
----------------------------------------------------------------------------------------------------------------------------
    2,465,000    NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                       6.125       07/01/2030 7   07/01/2011 1       2,718,821
----------------------------------------------------------------------------------------------------------------------------
      570,000    NYC Trust for Cultural Resources
                 (Museum of Modern Art)                              5.500       01/01/2016     01/01/2007 1         604,257
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Trust for Cultural Resources
                 (Museum of Modern Art)                              5.500       01/01/2021     01/01/2007 1          10,530
----------------------------------------------------------------------------------------------------------------------------
    5,460,000    NYC Trust for Cultural Resources
                 (New York Botanical Garden)                         5.800       07/01/2026     07/01/2006 1       5,720,988
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Albany Memorial Hospital)                   5.500       07/01/2010 7   01/01/2006 1          45,981
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Amsterdam Memorial Hospital)                6.000       08/01/2016     08/01/2006 1          21,077
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Amsterdam Memorial Hospital)                6.000       08/01/2025     08/01/2006 1          26,253
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Audit & Control)                            5.500       04/01/2023     04/01/2009 1          27,091
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Augustana Lutheran Home)                    5.500       02/01/2041 7   02/01/2012 1         270,498
----------------------------------------------------------------------------------------------------------------------------
      215,000    NYS DA (Bethel Springvale Home)                     6.000       02/01/2035 7   02/01/2006 1         222,807
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA
                 (Bishop Henry B. Hucles Nursing Home)               5.625       07/01/2018 7   07/01/2008 1          67,687
----------------------------------------------------------------------------------------------------------------------------
      170,000    NYS DA
                 (Bishop Henry B. Hucles Nursing Home)               6.000       07/01/2024     07/01/2006 1         177,910
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYS DA (Brooklyn Hospital Center)                   5.100       02/01/2019     02/01/2009 1          62,927
----------------------------------------------------------------------------------------------------------------------------
    1,300,000    NYS DA (Canisius College)                           5.000       07/01/2022     07/01/2015 1       1,400,191
----------------------------------------------------------------------------------------------------------------------------
    1,120,000    NYS DA (Catskill Regional Medical Center)           5.250       02/15/2023     02/15/2015 1       1,231,350
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Champlain Valley Physicians)                5.000       07/01/2017     07/01/2007 1          15,627
----------------------------------------------------------------------------------------------------------------------------
    1,350,000    NYS DA (Chapel Oaks)                                5.375       07/01/2017 7   07/01/2010 1       1,458,176
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (City University)                            0.000 8     07/01/2005     07/01/2005             5,000
----------------------------------------------------------------------------------------------------------------------------
      960,000    NYS DA (City University)                            5.000       07/01/2017     07/01/2008 1         997,786
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (City University)                            5.000       07/01/2026     07/01/2008 1          15,878
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYS DA (City University)                            5.250       07/01/2012     07/01/2008 1          63,430
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (City University)                            5.250       07/01/2025     07/01/2008 1         107,458
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (City University)                            5.500       07/01/2024     07/01/2006 1          78,291
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYS DA (City University)                            6.000       07/01/2010     07/01/2006 1         578,237
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (College of Saint Rose)                      6.000       07/01/2011 7   01/01/2006 1           5,014
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Cooper Union
                 for Advancement of Science & Art)                   6.250       07/01/2029     07/01/2009 1          28,039


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,900,000    NYS DA (Court Facilities)                           5.375%      05/15/2021     05/15/2013 1  $    2,160,794
----------------------------------------------------------------------------------------------------------------------------
    2,810,000    NYS DA (Court Facilities)                           5.375       05/15/2022     05/15/2013 1       3,195,701
----------------------------------------------------------------------------------------------------------------------------
    5,100,000    NYS DA (Court Facilities)                           5.375       05/15/2023     05/15/2013 1       5,800,026
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS DA (Court Facilities)                           5.500       05/15/2020     05/15/2013 1       4,598,240
----------------------------------------------------------------------------------------------------------------------------
      200,000    NYS DA (Court Facilities)                           5.750       05/15/2017     05/15/2010 1         226,738
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Culinary Institute of America)              5.000       07/01/2022     07/01/2009 1          21,324
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Dept. of Education)                         5.650       07/01/2014     07/01/2007 1          10,554
----------------------------------------------------------------------------------------------------------------------------
    1,305,000    NYS DA (Dept. of Education)                         5.750       07/01/2021     07/01/2006 1       1,368,123
----------------------------------------------------------------------------------------------------------------------------
      350,000    NYS DA (Dept. of Health)                            5.000       07/01/2021     07/01/2014 1         374,196
----------------------------------------------------------------------------------------------------------------------------
      880,000    NYS DA (Dept. of Health)                            5.250       07/01/2023     07/01/2014 1         960,045
----------------------------------------------------------------------------------------------------------------------------
      595,000    NYS DA (Dept. of Health)                            5.500       07/01/2021     07/01/2007 1         622,828
----------------------------------------------------------------------------------------------------------------------------
      420,000    NYS DA (Dept. of Health)                            5.500       07/01/2025     07/01/2006 1         440,530
----------------------------------------------------------------------------------------------------------------------------
      280,000    NYS DA (Dept. of Health)                            5.750       07/01/2017 7   07/01/2006 1         294,288
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (Dept. of Health)                            5.750       07/01/2017     07/01/2006 1          31,531
----------------------------------------------------------------------------------------------------------------------------
    2,525,000    NYS DA (Ellis Hospital)                             5.050       08/15/2024     08/15/2014 1       2,689,529
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYS DA (Ellis Hospital)                             5.500       08/01/2015     08/01/2005 1         162,222
----------------------------------------------------------------------------------------------------------------------------
      105,000    NYS DA (Ellis Hospital)                             5.600       08/01/2025     08/01/2005 1         107,323
----------------------------------------------------------------------------------------------------------------------------
      125,000    NYS DA (Ellis Hospital)                             5.625       08/01/2035 7   08/01/2007 1         127,769
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Episcopal Health)                           5.700       08/01/2009     08/01/2005 1           5,011
----------------------------------------------------------------------------------------------------------------------------
       80,000    NYS DA (Episcopal Health)                           5.900       08/01/2020 7   08/01/2005 1          80,134
----------------------------------------------------------------------------------------------------------------------------
      340,000    NYS DA (Fairport Baptist Homes)                     6.000       02/01/2037     02/01/2007 1         360,366
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS DA
                 (FNHC/KR/MMWNHC Obligated Group)                    5.500       07/01/2010 7   07/01/2007 1         153,297
----------------------------------------------------------------------------------------------------------------------------
      405,000    NYS DA
                 (FNHC/KR/MMWNHC Obligated Group)                    5.750       07/01/2017     01/01/2006 1         413,902
----------------------------------------------------------------------------------------------------------------------------
      200,000    NYS DA (Fordham University)                         5.000       07/01/2028     07/01/2008 1         210,928
----------------------------------------------------------------------------------------------------------------------------
    3,835,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2017 7   07/01/2009 1       4,076,375
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2027 7   07/01/2009 1      10,684,000
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2027 7   07/01/2009 1          95,792
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (German Masonic Home)                        5.950       08/01/2026 7   08/01/2008 1          52,102
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (German Masonic Home)                        6.000       08/01/2036     08/01/2006 1          78,618
----------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Grace Manor Health Care Facility)           6.150       07/01/2018     07/01/2006 1         283,816
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Hamilton College)                           5.125       07/01/2016     07/01/2009 1          16,271
----------------------------------------------------------------------------------------------------------------------------
    2,075,000    NYS DA
                 (Highland Community Devel. Corp.)                   5.500       07/01/2023     07/16/2008 3       2,132,270
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (Hospital Special Surgery)                   5.000       02/01/2018     02/01/2008 1          79,024
----------------------------------------------------------------------------------------------------------------------------
    2,255,000    NYS DA (Hunts Point Multi-Service Center)           5.625       07/01/2022     01/01/2008 1       2,422,073
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Ideal Senior Living Center)                 5.900       08/01/2026     08/01/2006 1         103,894
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Interfaith Medical Center)                  5.400       02/15/2028     02/15/2008 1          21,348


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     115,000    NYS DA
                 (John T. Mather Memorial Hospital)                  5.375%      07/01/2019     07/01/2008 1  $      119,660
----------------------------------------------------------------------------------------------------------------------------
    1,585,000    NYS DA
                 (John T. Mather Memorial Hospital)                  5.750       07/01/2025     07/01/2006 1       1,659,875
----------------------------------------------------------------------------------------------------------------------------
    2,910,000    NYS DA (Kaleida Health)                             5.050       02/15/2025     02/15/2014 1       3,095,745
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS DA ( L.I. University)                           5.125       09/01/2010     09/01/2009 1       1,109,525
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA ( L.I. University)                           5.250       09/01/2011     09/01/2009 1       1,087,090
----------------------------------------------------------------------------------------------------------------------------
    6,375,000    NYS DA ( L.I. University)                           5.500       09/01/2026     09/01/2006 1       6,681,191
----------------------------------------------------------------------------------------------------------------------------
      215,000    NYS DA (Lakeside Home)                              6.000       02/01/2037     02/01/2007 1         228,130
----------------------------------------------------------------------------------------------------------------------------
      725,000    NYS DA (Le Moyne College)                           5.000       07/01/2018     01/01/2006 1         733,468
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    NYS DA (Leake & Watts Services)                     5.000       07/01/2023     07/01/2014 1       1,174,327
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Lenox Hill Hospital)                        5.750       07/01/2016     07/01/2011 1          10,868
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Lenox Hill Hospital)                        5.750       07/01/2017     07/01/2012 1       2,176,340
----------------------------------------------------------------------------------------------------------------------------
      395,000    NYS DA (Long Beach Medical Center)                  5.550       08/01/2015     08/01/2005 1         403,635
----------------------------------------------------------------------------------------------------------------------------
      520,000    NYS DA (Long Beach Medical Center)                  5.625       08/01/2022     08/01/2005 1         531,461
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Long Island University)                     5.500       09/01/2020     09/01/2006 1       1,046,900
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (March of Dimes)                             5.600       07/01/2012     01/01/2006 1          15,036
----------------------------------------------------------------------------------------------------------------------------
    3,235,000    NYS DA (Master BOCES Program)                       5.000       08/15/2023     08/15/2014 1       3,471,187
----------------------------------------------------------------------------------------------------------------------------
      615,000    NYS DA (Master BOCES Program)                       5.250       08/15/2023     08/15/2013 1         682,250
----------------------------------------------------------------------------------------------------------------------------
      125,000    NYS DA (Menorah Campus)                             6.100       02/01/2037     02/01/2007 1         132,880
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Mental Health Services Facilities)          5.000       02/15/2023     08/15/2008 1         263,853
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health Services Facilities)          5.250       08/15/2016     02/15/2008 1           5,183
----------------------------------------------------------------------------------------------------------------------------
      185,000    NYS DA (Mental Health Services Facilities)          5.250       02/15/2018     02/15/2007 1         195,286
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Mental Health Services Facilities)          5.375       02/15/2026     02/15/2006 1          25,797
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Mental Health Services Facilities)          5.500       08/15/2017     02/15/2007 1          26,363
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (Mental Health Services Facilities)          5.625       02/15/2021     02/15/2007 1          42,632
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA (Mental Health Services Facilities)          5.625       02/15/2021     02/15/2007 1          68,511
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYS DA (Mental Health Services Facilities)          5.750       08/15/2011     02/15/2007 5         476,631
----------------------------------------------------------------------------------------------------------------------------
      120,000    NYS DA (Mental Health Services Facilities)          5.750       08/15/2012     02/15/2007 1         127,498
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Mental Health Services Facilities)          5.750       02/15/2027     02/15/2007 1         101,503
----------------------------------------------------------------------------------------------------------------------------
    1,275,000    NYS DA (Mental Health)                              5.250       02/15/2023     02/15/2014 1       1,444,397
----------------------------------------------------------------------------------------------------------------------------
      225,000    NYS DA (Mental Health)                              5.250       02/15/2023     02/15/2014 1         243,203
----------------------------------------------------------------------------------------------------------------------------
      285,000    NYS DA (Mental Health)                              5.250       08/15/2024     08/15/2009 1         306,575
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health)                              5.750       02/15/2027     02/15/2007 1           5,342
----------------------------------------------------------------------------------------------------------------------------
      675,000    NYS DA (Millard Fillmore Hospital)                  5.375       02/01/2017     08/01/2005 1         710,026
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Millard Fillmore Hospital)                  5.375       02/01/2032     08/01/2005 1          26,295
----------------------------------------------------------------------------------------------------------------------------
    5,360,000    NYS DA (Miriam Osborn
                 Memorial Home Association)                          6.875       07/01/2019 7   07/01/2010 1       6,136,450
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (Montefiore Medical Center)                  5.000       08/01/2023     02/01/2015 1       5,380,250
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Montefiore Medical Center)                  5.250       02/01/2015     02/01/2007 1       1,055,450
----------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Montefiore Medical Center)                  5.500       08/01/2038     08/01/2009 1         287,048
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2015     01/01/2006 1          55,606


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      30,000    NYS DA (Mount Sinai School of Medicine)             5.000%      07/01/2016     01/01/2006 1  $       30,020
----------------------------------------------------------------------------------------------------------------------------
      615,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2021     01/01/2006 1         622,029
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.500       07/01/2017     07/01/2010 1       6,930,105
----------------------------------------------------------------------------------------------------------------------------
    1,750,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.750       07/01/2020     07/01/2010 1       1,898,155
----------------------------------------------------------------------------------------------------------------------------
    5,770,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group) RITES 9                      9.686 14    07/01/2015     07/01/2010 1       6,602,092
----------------------------------------------------------------------------------------------------------------------------
    5,665,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group) RITES 9                      9.686 14    07/01/2016     07/01/2010 1       6,437,933
----------------------------------------------------------------------------------------------------------------------------
      320,000    NYS DA (Municipal Health Facilities)                5.500       05/15/2024     05/15/2006 1         332,922
----------------------------------------------------------------------------------------------------------------------------
      855,000    NYS DA (New School for Social Research)             5.750       07/01/2026     07/01/2007 1         916,919
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Niagara Lutheran Devel.)                    5.450       08/01/2017     08/01/2007 1          16,036
----------------------------------------------------------------------------------------------------------------------------
    4,200,000    NYS DA (North General Hospital)                     5.750       02/15/2019     02/15/2013 1       4,739,028
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA (North General Hospital)                     5.750       02/15/2020     02/15/2013 1       4,228,650
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (North Shore University Hospital)            5.200       11/01/2017     11/01/2008 1       5,374,100
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (NY Downtown Hospital)                       5.300       02/15/2020     02/15/2008 1          31,430
----------------------------------------------------------------------------------------------------------------------------
    1,385,000    NYS DA (NY Hospital Medical Center)                 5.550       08/15/2029 7   08/15/2011 1       1,515,467
----------------------------------------------------------------------------------------------------------------------------
    1,045,000    NYS DA (Nyack Hospital)                             6.000       07/01/2006     01/04/2006 2       1,053,485
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS DA (Nyack Hospital)                             6.250       07/01/2013     07/01/2008 1       2,333,300
----------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Our Lady Geriatric Center)                  6.050       08/01/2035     08/01/2005 1         276,026
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Our Lady of
                 Consolation Geriatric Care Center)                  5.900       08/01/2020     08/01/2005 1          45,979
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Pace University)                            5.700       07/01/2022     07/01/2007 1          26,955
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Park Ridge Hsg.)                            6.375       08/01/2020 7   08/01/2010 1       2,183,220
----------------------------------------------------------------------------------------------------------------------------
    1,595,000    NYS DA (Park Ridge Hsg.)                            6.500       08/01/2025 7   08/01/2010 1       1,742,107
----------------------------------------------------------------------------------------------------------------------------
    7,225,000    NYS DA (Personal Income Tax)                        5.000       03/15/2027     03/15/2013 1       8,049,878
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Personal Income Tax)                        5.375       03/15/2022     03/15/2013 1       2,279,000
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Pratt Institute)                            6.000       07/01/2024     07/01/2010 1         111,461
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Resurrection Rest Home
                 Castleton on Hudson, NY)                            6.050       08/01/2035 7   08/01/2005 1          97,120
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS DA (Rochester General Hospital)                 5.000       12/01/2025     12/01/2015 1       4,250,320
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Rochester General Hospital)                 5.700       08/01/2033     08/01/2005 1          35,079
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Rochester Institute of Technology)          5.250       07/01/2025     07/01/2012 1          54,022
----------------------------------------------------------------------------------------------------------------------------
    5,100,000    NYS DA
                 (Ryan-Clinton Community Health Center)              6.100       07/01/2019 7   01/01/2010 1       5,647,740
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (School District Financing)                  5.750       10/01/2022 7   10/01/2012 1       5,683,950
----------------------------------------------------------------------------------------------------------------------------
   15,000,000    NYS DA
                 (SCSMC/SV/CHSLI Obligated Group)                    6.500       07/01/2020 7   07/01/2010 1      16,739,400
----------------------------------------------------------------------------------------------------------------------------
    1,465,000    NYS DA (Service Contract)                           5.250       04/01/2012     04/01/2008 1       1,561,485
----------------------------------------------------------------------------------------------------------------------------
      370,000    NYS DA (Service Contract)                           5.250       04/01/2017     04/01/2008 1         389,943
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Service Contract)                           5.250       07/01/2019     07/01/2007 1          26,106


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  15,480,000    NYS DA (SFH/GSHMC/MMC/SCHRC
                 Obligated Group)                                    5.000%      07/01/2021     07/01/2014 1  $   16,164,216
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Siena College)                              5.700       07/01/2017     07/01/2007 1       1,074,710
----------------------------------------------------------------------------------------------------------------------------
    5,925,000    NYS DA (Siena College)                              5.750       07/01/2026     07/01/2007 1       6,354,089
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Special Act School Districts)               5.700       07/01/2010     01/01/2006 1           5,112
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Special Act School Districts)               5.750       07/01/2011     01/01/2006 1          10,225
----------------------------------------------------------------------------------------------------------------------------
      320,000    NYS DA (Special Act School Districts)               5.875       07/01/2013     01/01/2006 1         327,235
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Special Act School Districts)               6.000       07/01/2016     01/01/2006 1          15,341
----------------------------------------------------------------------------------------------------------------------------
      340,000    NYS DA (Special Act School Districts)               6.000       07/01/2019     01/01/2006 1         347,725
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Barnabas Hospital)                      5.450       08/01/2035     08/01/2007 1         105,948
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (St. Charles Hospital
                 and Rehabilitation Center)                          5.500       07/01/2022     07/01/2009 1          43,406
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Francis Hospital)                       5.500       07/01/2029     07/01/2011 1         108,612
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (St. John's Health Care Corp.)               6.250       02/01/2036     02/01/2006 1          25,933
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (St. John's University)                      5.250       07/01/2018     07/01/2008 1          21,469
----------------------------------------------------------------------------------------------------------------------------
      870,000    NYS DA (St. John's University)                      5.250       07/01/2025     07/01/2008 1         927,551
----------------------------------------------------------------------------------------------------------------------------
    4,650,000    NYS DA (St. John's University)                      5.600       07/01/2016     07/01/2006 1       4,872,596
----------------------------------------------------------------------------------------------------------------------------
    5,005,000    NYS DA
                 (St. Joseph's Hospital Health Center)               5.250       07/01/2018 7   07/01/2009 1       5,322,167
----------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYS DA (St. Vincent DePaul Residence)               5.300       07/01/2018 7   07/01/2010 1       2,120,047
----------------------------------------------------------------------------------------------------------------------------
      205,000    NYS DA (St. Vincent's Hospital
                 & Medical Center)                                   5.750       08/01/2015 7   08/01/2007 1         209,871
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (St. Vincent's Hospital
                 & Medical Center)                                   5.800       08/01/2025     08/01/2005 1          35,726
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (St. Vincent's Hospital
                 & Medical Center)                                   5.800       08/01/2025     08/01/2005 1          51,116
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (St. Vincent's Hospital
                 & Medical Center)                                   7.375       08/01/2011     08/01/2005 1          10,036
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    NYS DA (St. Vincent's Hospital
                 & Medical Center)                                   7.400       08/01/2030 7   08/01/2005 1       2,549,312
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (State University Athletic Facilities)       5.250       07/01/2018     07/01/2008 1          32,203
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA
                 (State University Educational Facilities)           0.000 8     05/15/2007     05/15/2007            47,259
----------------------------------------------------------------------------------------------------------------------------
    3,280,000    NYS DA
                 (State University Educational Facilities)           5.125       05/15/2021     05/15/2009 1       3,449,051
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYS DA
                 (State University Educational Facilities)           5.125       05/15/2021     05/01/2008 1       3,168,570
----------------------------------------------------------------------------------------------------------------------------
    9,700,000    NYS DA
                 (State University Educational Facilities)           5.375       05/15/2011     05/15/2008 1      10,328,172
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2016     05/15/2010 1       4,282,538
----------------------------------------------------------------------------------------------------------------------------
      155,000    NYS DA (Suffolk County Judicial Facilities)         9.250       04/15/2006 7   10/15/2005 1         162,824
----------------------------------------------------------------------------------------------------------------------------
    3,535,000    NYS DA (Teresian House)                             5.250       07/01/2017     07/01/2006 1       3,698,883


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      10,000    NYS DA (The Highlands Living)                       6.600%      02/01/2034     08/01/2005 1  $       10,230
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (The Rosalind & Joseph
                 Gurwin Jewish Geriatric Center
                 of Long Island)                                     5.700       02/01/2037     02/01/2007 1          47,744
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS DA (United Cerebral Palsy
                 Association of Nassau County)                       5.500       07/01/2024     08/01/2006 1          93,949
----------------------------------------------------------------------------------------------------------------------------
    1,250,000    NYS DA (United Cerebral Palsy of NYC)               5.750       07/01/2018 7   07/01/2012 1       1,432,725
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (United Health Services)                     5.500       08/01/2017     02/01/2008 1          20,225
----------------------------------------------------------------------------------------------------------------------------
    1,905,000    NYS DA (Upstate Community Colleges)                 5.125       07/01/2021     07/01/2014 1       2,058,962
----------------------------------------------------------------------------------------------------------------------------
    1,165,000    NYS DA (Upstate Community Colleges)                 5.125       07/01/2022     07/01/2014 1       1,254,600
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Upstate Community Colleges)                 5.875       07/01/2016 7   07/01/2007 1          37,855
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYS DA (Vassar College)                             5.000       07/01/2025     07/01/2008 1         170,547
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (W.K. Nursing Home)                          6.125       02/01/2036     08/01/2006 1          47,306
----------------------------------------------------------------------------------------------------------------------------
      675,000    NYS DA (Wesley Gardens)                             6.125       08/01/2035     08/01/2006 1         708,878
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYS DA (Willow Towers)                              5.250       02/01/2022     08/01/2012 1         542,800
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Wyckoff Heights Medical Center)             5.300       08/15/2021     02/15/2008 1          21,258
----------------------------------------------------------------------------------------------------------------------------
    5,680,000    NYS DA ROLs                                         5.825 14    07/01/2016     07/01/2015 1       6,066,183
----------------------------------------------------------------------------------------------------------------------------
    2,230,000    NYS DA Service Contract (CCFDP)                     5.375       04/01/2020     04/01/2012 1       2,410,429
----------------------------------------------------------------------------------------------------------------------------
    2,350,000    NYS DA Service Contract (CCFDP)                     5.375       04/01/2021     04/01/2012 1       2,535,815
----------------------------------------------------------------------------------------------------------------------------
      275,000    NYS DA, Series B                                    5.625       02/15/2021     02/15/2007 1         290,780
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC
                 (Clean Water & Drinking Revolving Funds)            5.000       06/15/2019     06/15/2008 1          15,939
----------------------------------------------------------------------------------------------------------------------------
    3,185,000    NYS EFC
                 (Clean Water & Drinking Revolving Funds)            5.000       06/15/2019     06/15/2008 1       3,383,171
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYS EFC (Consolidated Water Company)                7.150       11/01/2014 7   11/01/2005 1          55,424
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS EFC (L.I. Water Corp.)                          5.250       08/01/2027     08/01/2005 1          86,557
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS EFC
                 (NYC Municipal Water Finance Authority)             5.875       06/15/2014     12/15/2005 1          10,126
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS EFC (NYS Water Services)                        5.700       07/15/2012     01/15/2006 1          25,895
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (NYS Water Services)                        5.750       11/15/2010     11/15/2005 1          15,189
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS EFC (NYS Water Services)                        5.900       11/15/2014     11/15/2005 1          65,823
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS EFC (NYS Water Services)                        6.500       03/15/2007     09/15/2005 1         141,251
----------------------------------------------------------------------------------------------------------------------------
    2,670,000    NYS EFC (NYS Water Services)                        6.875       06/15/2010 7   12/15/2005 1       2,706,819
----------------------------------------------------------------------------------------------------------------------------
    1,705,000    NYS EFC (NYS Water Services)                        6.875       06/15/2014 7   12/15/2005 1       1,723,721
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS EFC (NYS Water Services)                        6.900       05/15/2015     11/15/2005 1         133,054
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS EFC (NYS Water Services)                        6.900       11/15/2015 7   11/15/2005 1          30,705
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS EFC (NYS Water Services)                        7.200       03/15/2011 7   09/15/2005 1          20,454
----------------------------------------------------------------------------------------------------------------------------
      640,000    NYS EFC (NYS Water Services)                        7.250       06/15/2010 7   12/15/2005 1         642,438
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (NYS Water Services)                        7.500       03/15/2011 7   09/15/2005 1          15,060
----------------------------------------------------------------------------------------------------------------------------
    1,180,000    NYS EFC (NYS Water Services)                        7.500       06/15/2012 7   12/15/2005 1       1,289,740
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS EFC (NYS Water Services)                        7.500       06/15/2012 7   12/15/2005 1          38,126
----------------------------------------------------------------------------------------------------------------------------
      525,000    NYS EFC (Occidental Petroleum)                      6.100       11/01/2030     11/01/2007 1         538,204


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,425,000    NYS EFC (Personal Income Tax)                       5.250%      01/01/2022     01/01/2013 1  $    1,570,521
----------------------------------------------------------------------------------------------------------------------------
    7,800,000    NYS EFC (Pilgrim State Sewage Treatment)            6.300       03/15/2016     09/15/2005 1       8,200,920
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS EFC (Riverbank State Park)                      5.125       04/01/2022     04/01/2007 1          10,322
----------------------------------------------------------------------------------------------------------------------------
      230,000    NYS EFC (Spring Valley Water Company)               5.650       11/01/2023     11/01/2005 1         232,003
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS EFC (Spring Valley Water Company)               6.300       08/01/2024     08/01/2005 1       2,102,800
----------------------------------------------------------------------------------------------------------------------------
    4,250,000    NYS EFC (Waste Management)                          4.450       07/01/2017     07/01/2009 3       4,368,363
----------------------------------------------------------------------------------------------------------------------------
    7,880,000    NYS ERDA (Brooklyn Union Gas)                       5.500       01/01/2021     01/01/2008 1       8,131,608
----------------------------------------------------------------------------------------------------------------------------
    9,715,000    NYS ERDA (Brooklyn Union Gas)                       5.600       06/01/2025     07/14/2005 1       9,831,969
----------------------------------------------------------------------------------------------------------------------------
   27,765,000    NYS ERDA (Brooklyn Union Gas)                       6.750       02/01/2024     11/06/2005 1      28,683,744
----------------------------------------------------------------------------------------------------------------------------
   19,185,000    NYS ERDA (Brooklyn Union Gas)                       6.750       02/01/2024     11/13/2005 1      19,773,980
----------------------------------------------------------------------------------------------------------------------------
  130,755,000    NYS ERDA (Con Ed)                                   4.700       06/01/2036     10/03/2005 1     131,038,738
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS ERDA (Corning Natural Gas)                      8.250       12/01/2018     12/01/2005 1          72,695
----------------------------------------------------------------------------------------------------------------------------
      555,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     09/01/2005 1         561,621
----------------------------------------------------------------------------------------------------------------------------
      375,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     09/01/2005 1         379,474
----------------------------------------------------------------------------------------------------------------------------
    4,035,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     09/01/2005 1       4,076,318
----------------------------------------------------------------------------------------------------------------------------
    8,715,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     09/01/2005 1       8,804,242
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS ERDA (NIMO) SER A                               5.150       11/01/2025     11/01/2008 1          26,769
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS GO                                              5.000       09/15/2017     09/15/2008 1           5,340
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                              5.300       07/15/2015     07/15/2006 1          25,745
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                              5.300       07/15/2017     07/15/2006 1          41,192
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                              5.500       07/15/2024     07/15/2006 1          25,838
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS GO                                              5.625       08/15/2008     08/15/2005 1          50,683
----------------------------------------------------------------------------------------------------------------------------
      120,000    NYS GO                                              5.625       10/01/2020     10/01/2005 1         121,936
----------------------------------------------------------------------------------------------------------------------------
    1,685,000    NYS GO                                              5.875       08/01/2024     08/01/2006 1       1,757,573
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                              6.600       12/01/2014     12/01/2005 1          40,655
----------------------------------------------------------------------------------------------------------------------------
    1,625,000    NYS HFA (Economic Devel. & Hsg.)                    5.250       03/15/2016     03/15/2013 1       1,801,686
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (General Hsg.)                              6.600       11/01/2005     11/01/2005            10,076
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (General Hsg.)                              6.600       11/01/2006     11/01/2005 1          30,354
----------------------------------------------------------------------------------------------------------------------------
      170,000    NYS HFA (HELP-Bronx Hsg.)                           8.050       11/01/2005 7   11/01/2005 1         175,146
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   5.500       11/01/2012     11/01/2005 5           5,652
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Hospital & Nursing Home)                   5.875       11/01/2010     11/01/2005 5          16,842
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Hospital & Nursing Home)                   5.900       11/01/2005     11/01/2005            30,326
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   5.900       11/01/2010     11/01/2005 5           5,646
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Hospital & Nursing Home)                   6.000       11/01/2013     02/01/2008 1          11,724
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Hospital & Nursing Home)                   6.000       11/01/2014     11/01/2005 1          41,268
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   6.875       11/01/2005     11/01/2005 5           5,072
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   6.875       11/01/2009     11/01/2005 5           5,758
----------------------------------------------------------------------------------------------------------------------------
      575,000    NYS HFA (Hospital & Nursing Home)                   7.000       11/01/2017     11/01/2005 5         705,295
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA
                 (Loewn Devel. Of Wappingers Falls)                  5.250       08/15/2019     02/15/2009 1          25,904
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS HFA (Meadow Manor)                              7.750       11/01/2019 7   11/01/2005 1          70,203


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     120,000    NYS HFA (Multifamily Hsg.)                          0.000% 8    11/01/2008     11/01/2005 1  $      101,627
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2009     11/01/2005 1         140,091
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2010     11/01/2005 1          26,399
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2011     11/01/2005 1         117,393
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2012     11/01/2005 1          63,508
----------------------------------------------------------------------------------------------------------------------------
      610,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2013     11/01/2006 1         384,209
----------------------------------------------------------------------------------------------------------------------------
    5,825,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2014     11/01/2006 1       3,449,449
----------------------------------------------------------------------------------------------------------------------------
   11,425,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2015     11/01/2006 1       6,382,348
----------------------------------------------------------------------------------------------------------------------------
      345,000    NYS HFA (Multifamily Hsg.)                          5.300       08/15/2022     08/15/2012 1         363,430
----------------------------------------------------------------------------------------------------------------------------
      615,000    NYS HFA (Multifamily Hsg.)                          5.850       08/15/2013 7   08/15/2005 1         615,683
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                          5.950       08/15/2024 7   08/15/2005 1          95,164
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                          6.000       08/15/2027 7   02/15/2009 1         156,698
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYS HFA (Multifamily Hsg.)                          6.050       08/15/2032     02/15/2007 1          57,136
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS HFA (Multifamily Hsg.)                          6.100       08/15/2016 7   08/15/2008 1       1,032,400
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Multifamily Hsg.)                          6.100       08/15/2028     08/15/2006 1          51,735
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYS HFA (Multifamily Hsg.)                          6.100       11/15/2036     11/15/2006 1         470,538
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Multifamily Hsg.)                          6.200       08/15/2012 7   08/15/2005 1          30,049
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2014 7   08/15/2005 1          15,323
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2014     08/15/2005 1          35,755
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2014     08/15/2005 1          35,756
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2023 7   08/15/2005 1         150,186
----------------------------------------------------------------------------------------------------------------------------
      245,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2025     08/15/2005 1         247,340
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2027 7   08/15/2008 1         139,842
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Multifamily Hsg.)                          6.300       08/15/2026     08/15/2005 1          66,411
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYS HFA (Multifamily Hsg.)                          6.350       08/15/2023 7   08/15/2005 1         598,332
----------------------------------------------------------------------------------------------------------------------------
      895,000    NYS HFA (Multifamily Hsg.)                          6.450       08/15/2014 7   08/15/2005 1         919,604
----------------------------------------------------------------------------------------------------------------------------
      995,000    NYS HFA (Multifamily Hsg.)                          6.500       08/15/2024 7   08/15/2005 1       1,019,656
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Multifamily Hsg.)                          6.500       08/15/2024     08/15/2005 1          25,038
----------------------------------------------------------------------------------------------------------------------------
      665,000    NYS HFA (Multifamily Hsg.)                          6.625       08/15/2012     08/15/2005 1         666,084
----------------------------------------------------------------------------------------------------------------------------
    1,620,000    NYS HFA (Multifamily Hsg.)                          6.700       08/15/2025 7   08/15/2005 1       1,622,430
----------------------------------------------------------------------------------------------------------------------------
      455,000    NYS HFA (Multifamily Hsg.)                          6.750       11/15/2036     05/15/2006 1         476,385
----------------------------------------------------------------------------------------------------------------------------
      230,000    NYS HFA (Multifamily Hsg.)                          6.850       11/01/2019 7   11/01/2005 1         235,219
----------------------------------------------------------------------------------------------------------------------------
      295,000    NYS HFA (Multifamily Hsg.)                          6.900       08/15/2007 7   08/15/2005 1         295,743
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                          6.950       08/15/2012 7   08/15/2005 1         153,363
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS HFA (Multifamily Hsg.)                          7.000       08/15/2012     08/15/2005 1         100,258
----------------------------------------------------------------------------------------------------------------------------
      505,000    NYS HFA (Multifamily Hsg.)                          7.000       08/15/2022     08/15/2005 1         508,358
----------------------------------------------------------------------------------------------------------------------------
    1,350,000    NYS HFA (Multifamily Hsg.)                          7.050       08/15/2024 7   08/15/2005 1       1,406,025
----------------------------------------------------------------------------------------------------------------------------
      525,000    NYS HFA (Multifamily Hsg.)                          7.550       11/01/2029     11/01/2005 1         535,306
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    NYS HFA (Multifamily Hsg.)                          7.750       11/01/2020 7   11/01/2005 1       2,483,554
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2005     11/01/2005            10,056
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2006     11/01/2005 1          25,750


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      20,000    NYS HFA (Nonprofit Hsg.)                            6.200%      11/01/2007     11/01/2005 1  $       20,225
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2008     11/01/2005 1          40,450
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2009     11/01/2005 1          10,113
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2011     11/01/2005 1          65,736
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2012     11/01/2005 1          50,499
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2013     11/01/2005 1          15,413
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2005     11/01/2005 1           5,037
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2006     11/01/2005 1          10,112
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2009     11/01/2009 1          20,257
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2010     11/01/2010 1          10,100
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2012     11/01/2005 1          35,360
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2013     11/01/2005 1           5,210
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.600       11/01/2009     11/01/2005 1          10,420
----------------------------------------------------------------------------------------------------------------------------
        9,000    NYS HFA (Nonprofit Hsg.)                            6.875       11/01/2010     11/01/2005 1           9,378
----------------------------------------------------------------------------------------------------------------------------
      340,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2005     11/01/2005           348,894
----------------------------------------------------------------------------------------------------------------------------
      380,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2006     11/01/2005 1         389,941
----------------------------------------------------------------------------------------------------------------------------
      405,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2007     11/01/2005 1         415,595
----------------------------------------------------------------------------------------------------------------------------
      445,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2008     11/01/2005 1         463,143
----------------------------------------------------------------------------------------------------------------------------
    1,435,000    NYS HFA (NYC Health Facilities)                     6.000       05/01/2007     05/01/2007         1,492,156
----------------------------------------------------------------------------------------------------------------------------
    4,275,000    NYS HFA (NYC Health Facilities)                     6.000       05/01/2008     05/01/2006 1       4,440,571
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    NYS HFA (Phillips Village)                          7.750       08/15/2017     08/15/2005 1       2,458,008
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYS HFA (Service Contract)                          5.500       09/15/2022 7   03/15/2010 1         169,626
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYS HFA (Service Contract)                          6.000       03/15/2026     09/15/2006 1         589,910
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Service Contract)                          6.375       09/15/2015     09/15/2005 1          25,702
----------------------------------------------------------------------------------------------------------------------------
    2,045,000    NYS HFA (Simeon Dewitt)                             8.000       11/01/2018 7   11/01/2005 1       2,075,675
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA
                 (Wyndham Lawn Home for Children)                    5.900       08/15/2017     02/15/2007 1          31,219
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYS HFA, Series A                                   5.800       11/01/2009     05/01/2006 1          61,916
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA, Series A                                   5.875       11/01/2010     05/01/2006 1         139,176
----------------------------------------------------------------------------------------------------------------------------
    5,880,000    NYS HFA, Series A                                   6.100       11/01/2015 7   05/01/2008 1       6,184,055
----------------------------------------------------------------------------------------------------------------------------
    4,885,000    NYS HFA, Series A                                   6.125       11/01/2020 7   05/01/2006 1       5,122,362
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS LGAC                                            5.000       04/01/2021     04/01/2008 1          36,758
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS LGAC                                            5.375       04/01/2016     04/01/2007 1          52,243
----------------------------------------------------------------------------------------------------------------------------
      105,000    NYS LGAC                                            5.375       04/01/2019     04/01/2007 1         110,524
----------------------------------------------------------------------------------------------------------------------------
   11,415,000    NYS LGAC                                            5.400       04/01/2015     04/01/2007 1      12,028,442
----------------------------------------------------------------------------------------------------------------------------
      380,000    NYS LGSC (SCSB) 9                                   6.375       12/15/2009     01/22/2008 2         391,708
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYS Medcare
                 (Brookdale Family Care Centers)                     6.375       11/15/2019     11/15/2005 1         180,742
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Central Suffolk Hospital)              5.875       11/01/2005     11/01/2005             5,016
----------------------------------------------------------------------------------------------------------------------------
    2,740,000    NYS Medcare (FHA Insured Mtg.)                      6.050       02/15/2015     08/15/2005 1       2,804,500
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS Medcare (FHA Insured Mtg.)                      6.150       02/15/2035     08/15/2005 1          51,117
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS Medcare (FHA Insured Mtg.)                      6.200       02/15/2035     08/15/2005 1         255,895


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     750,000    NYS Medcare (Healthcare)                            6.350%      11/01/2014 7   11/01/2005 1  $      773,700
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)               5.400       08/15/2033 7   08/15/2005 1          25,072
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS Medcare (Hospital & Nursing Home) 9             5.500       02/15/2022     08/15/2005 1          30,379
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Medcare (Hospital & Nursing Home)               5.800       02/15/2007     08/15/2005 1          20,245
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS Medcare (Hospital & Nursing Home)               6.100       02/15/2033 7   08/15/2005 1         130,328
----------------------------------------------------------------------------------------------------------------------------
      345,000    NYS Medcare (Hospital & Nursing Home)               6.125       02/15/2014 7   02/15/2006 1         349,375
----------------------------------------------------------------------------------------------------------------------------
      970,000    NYS Medcare (Hospital & Nursing Home)               6.125       02/15/2015     02/15/2006 1         991,835
----------------------------------------------------------------------------------------------------------------------------
    1,725,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2013     08/15/2005 1       1,729,537
----------------------------------------------------------------------------------------------------------------------------
    1,855,000    NYS Medcare (Hospital & Nursing Home)               6.200       02/15/2021     08/15/2005 1       1,878,206
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2022     08/15/2005 1         135,402
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2022     08/15/2005 1          25,071
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (Hospital & Nursing Home)               6.250       02/15/2015     08/15/2005 1          66,555
----------------------------------------------------------------------------------------------------------------------------
      300,000    NYS Medcare (Hospital & Nursing Home)               6.250       02/15/2027     08/15/2005 1         302,865
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    NYS Medcare (Hospital & Nursing Home)               6.300       08/15/2023     08/15/2005 1       1,517,985
----------------------------------------------------------------------------------------------------------------------------
      320,000    NYS Medcare (Hospital & Nursing Home)               7.000       08/15/2032     08/15/2005 1         329,312
----------------------------------------------------------------------------------------------------------------------------
      415,000    NYS Medcare (Hospital & Nursing Home) 9             7.400       11/01/2016 7   11/01/2005 1         428,280
----------------------------------------------------------------------------------------------------------------------------
      565,000    NYS Medcare (Hospital & Nursing Home)               9.375       11/01/2016 7   11/01/2005 1         594,578
----------------------------------------------------------------------------------------------------------------------------
      230,000    NYS Medcare (Hospital & Nursing Home)              10.000       11/01/2006 7   11/01/2005 1         243,064
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS Medcare (Insured Mtg. Nursing)                  6.150       02/15/2025     08/15/2005 1         138,016
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (Long Term Health Care)                 7.300       11/01/2005 7   11/01/2005            65,244
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYS Medcare (Long Term Health Care)                 7.375       11/01/2011 7   11/01/2005 1         119,244
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS Medcare (Long Term Health Care)                 7.625       11/01/2010     11/01/2005 1          70,274
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS Medcare (Montefiore Medical Center)             5.700       02/15/2012     02/15/2007 1          86,899
----------------------------------------------------------------------------------------------------------------------------
    6,820,000    NYS Medcare (Montefiore Medical Center)             5.750       02/15/2015     08/15/2005 1       6,961,720
----------------------------------------------------------------------------------------------------------------------------
    8,080,000    NYS Medcare (Montefiore Medical Center)             5.750       02/15/2025 7   12/15/2005 1       8,353,104
----------------------------------------------------------------------------------------------------------------------------
      300,000    NYS Medcare (Montefiore Medical Center)             6.000       02/15/2035     08/15/2005 1         306,735
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Secured Mtg.)                          6.375       11/15/2020     11/15/2005 1           5,172
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Secured Mtg.)                          6.375       11/15/2020     11/15/2005 1           5,162
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (St. James Mercy Hospital)              6.250       02/15/2025     08/15/2005 1          25,596
----------------------------------------------------------------------------------------------------------------------------
   11,565,000    NYS Medcare (St. Luke's Hospital)                   5.600       08/15/2013 7   08/15/2005 1      11,873,786
----------------------------------------------------------------------------------------------------------------------------
      470,000    NYS Medcare (St. Luke's Hospital)                   5.625       08/15/2018 7   08/15/2005 1         481,835
----------------------------------------------------------------------------------------------------------------------------
      815,000    NYS Medcare (St. Luke's Hospital)                   5.625       08/15/2018     08/15/2005 1         835,978
----------------------------------------------------------------------------------------------------------------------------
      195,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029 7   08/15/2005 1         200,207
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029     08/15/2005 1          65,215
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029     08/15/2005 1         110,363
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (St. Peter's Hospital)                  5.250       11/01/2007     11/01/2005 1          25,204
----------------------------------------------------------------------------------------------------------------------------
      275,000    NYS Medcare (St. Peter's Hospital)                  5.375       11/01/2020     11/01/2005 1         279,986
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Medcare, Series A                               6.500       02/15/2035     02/15/2006 1          20,453
----------------------------------------------------------------------------------------------------------------------------
      965,000    NYS Muni Bond Bank Agency
                 (Special Program-City of Buffalo)                   6.875       03/15/2006 7   09/15/2005 1         985,748
----------------------------------------------------------------------------------------------------------------------------
   10,710,000    NYS Municipal Bond Bank Agency
                 (Special School Purpose)                            5.250       12/01/2019     06/01/2013 1      11,671,437


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,930,000    NYS Municipal Bond Bank Agency
                 (Special School Purpose)                            5.500%      06/01/2015     06/01/2013 1  $    3,289,745
----------------------------------------------------------------------------------------------------------------------------
    5,500,000    NYS Municipal Bond Bank Agency
                 (Special School Purposes)                           5.250       06/01/2021     06/01/2013 1       6,025,085
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Power Authority                                 5.300       11/15/2020     12/15/2005 1          10,091
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS Power Authority                                 5.500       11/15/2010     12/15/2005 1         151,956
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Power Authority                                 5.875       01/01/2010     01/01/2006 1          10,674
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS Power Authority, Series A                       4.900       11/15/2013     12/15/2005 1         151,457
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS Power Authority, Series A                       5.000       11/15/2018     12/15/2005 1          40,276
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS Power Authority, Series A                       5.000       11/15/2019     12/15/2005 1         100,689
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS Power Authority, Series A                       5.300       11/15/2019     12/15/2005 1       1,011,310
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Power Authority, Series F                       5.500       01/01/2010     01/01/2006 5           5,289
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS Thruway Authority                               5.250       04/01/2012     04/01/2008 1          16,083
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority                               5.250       04/01/2015     04/01/2006 1          20,773
----------------------------------------------------------------------------------------------------------------------------
   13,655,000    NYS Thruway Authority ROLs 9                        5.571 14    01/01/2015     01/01/2015        14,672,434
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYS Thruway Authority Service Contract
                 (Highway & Bridge)                                  6.000       04/01/2011     04/01/2007 1       1,088,283
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS Thruway Authority, Series A                     5.000       04/01/2023     04/01/2014 1       1,074,320
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    NYS Thruway Authority, Series A                     5.000       03/15/2024     09/15/2014 1       3,762,990
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Thruway Authority, Series B                     5.125       04/01/2015 7   10/01/2005 1          10,219
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS Thruway Authority, Series B                     5.250       04/01/2014     04/01/2008 1          37,420
----------------------------------------------------------------------------------------------------------------------------
   14,915,000    NYS Thruway Authority, Series B                     5.250       04/01/2024     04/01/2009 1      15,916,542
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority, Series C                     5.250       04/01/2015     04/01/2008 1          21,388
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority, Series E                     5.000       01/01/2025     01/01/2008 1          20,636
----------------------------------------------------------------------------------------------------------------------------
    1,850,000    NYS Thruway Authority, Series E                     5.000       01/01/2025     01/01/2008 1       1,937,894
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYS Thruway Authority, Series E                     5.250       01/01/2015     01/01/2008 1         621,867
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS UDC (Correctional Facilities)                   0.000 8     01/01/2007     01/01/2007            28,640
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS UDC (Correctional Facilities)                   5.000       01/01/2014     01/01/2008 1          21,341
----------------------------------------------------------------------------------------------------------------------------
      370,000    NYS UDC (Correctional Facilities)                   5.000       01/01/2019     04/01/2006 1         386,287
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS UDC (Correctional Facilities)                   5.000       01/01/2020 7   01/01/2008 1          79,197
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYS UDC (Personal Income Tax)                       5.250       03/15/2034     03/15/2014 1      10,899,400
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS UDC (Personal Income Tax)                       5.500       03/15/2021     03/15/2013 1       5,739,700
----------------------------------------------------------------------------------------------------------------------------
    1,380,000    NYS UDC (Senior Lien)                               5.375       07/01/2022     07/01/2006 1       1,442,155
----------------------------------------------------------------------------------------------------------------------------
   15,355,000    NYS UDC (Senior Lien)                               5.500       07/01/2016 7   07/01/2006 1      16,068,700
----------------------------------------------------------------------------------------------------------------------------
  125,485,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     04/08/2008 2      91,651,734
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     04/08/2008 2         753,158
----------------------------------------------------------------------------------------------------------------------------
      895,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     04/08/2008 2         660,859
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS UDC (Subordinated Lien)                         5.125       07/01/2020     07/01/2014 1       4,342,120
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS UDC (Subordinated Lien)                         5.125       07/01/2021     07/01/2014 1       1,083,170
----------------------------------------------------------------------------------------------------------------------------
    4,535,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2016     07/01/2008 1       4,721,525
----------------------------------------------------------------------------------------------------------------------------
    6,110,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2022 7   07/01/2008 1       6,363,809
----------------------------------------------------------------------------------------------------------------------------
    5,395,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2026     07/01/2006 1       5,630,330


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   6,720,000    NYS UDC (Subordinated Lien)                         5.600%      07/01/2026 7   07/01/2008 1  $    7,005,062
----------------------------------------------------------------------------------------------------------------------------
      365,000    NYS UDC, Series A                                   5.500       04/01/2016 7   04/01/2006 1         380,279
----------------------------------------------------------------------------------------------------------------------------
    4,070,000    NYS UDC, Series A                                   5.500       04/01/2019     04/01/2006 1       4,240,370
----------------------------------------------------------------------------------------------------------------------------
       70,000    Oneida County GO                                    5.400       03/15/2011     09/15/2005 1          71,094
----------------------------------------------------------------------------------------------------------------------------
      825,000    Oneida County IDA (Bonide Products)                 5.750       11/01/2007     08/17/2006 2         826,452
----------------------------------------------------------------------------------------------------------------------------
    2,285,000    Oneida County IDA (Faxton Hospital)                 6.625       01/01/2015 7   01/01/2010 1       2,580,770
----------------------------------------------------------------------------------------------------------------------------
      600,000    Oneida County IDA (Presbyterian Home)               6.100       06/01/2020     06/01/2010 1         658,566
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Oneida County IDA (Presbyterian Home)               6.250       06/01/2015     06/01/2010 1       1,107,670
----------------------------------------------------------------------------------------------------------------------------
    3,895,000    Oneida Healthcare Corp.                             5.500       02/01/2016 7   02/01/2011 1       4,227,166
----------------------------------------------------------------------------------------------------------------------------
       50,000    Oneida Healthcare Corp.
                 (Oneida Health Systems)                             5.300       02/01/2021     02/01/2011 1          53,399
----------------------------------------------------------------------------------------------------------------------------
      195,000    Onondaga County IDA (Coltec Industries)             7.250       06/01/2008 7   12/01/2005 1         199,232
----------------------------------------------------------------------------------------------------------------------------
      365,000    Onondaga County IDA (Coltec Industries)             9.875       10/01/2010     10/01/2005 1         383,980
----------------------------------------------------------------------------------------------------------------------------
    2,605,000    Onondaga County IDA (Le Moyne College)              5.000       12/01/2012     07/22/2010 4       2,777,712
----------------------------------------------------------------------------------------------------------------------------
      920,000    Onondaga County IDA (Le Moyne College)              5.500       03/01/2014     03/01/2009 1         970,922
----------------------------------------------------------------------------------------------------------------------------
    5,870,000    Onondaga County Res Rec                             5.000       05/01/2006     11/02/2005 2       5,872,231
----------------------------------------------------------------------------------------------------------------------------
   26,615,000    Onondaga County Res Rec                             5.000       05/01/2010     08/24/2008 2      26,437,478
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Orange County GO                                    5.125       09/01/2019     09/01/2007 1       1,061,080
----------------------------------------------------------------------------------------------------------------------------
      125,000    Orange County IDA
                 (Adult Homes at Erie Station)                       6.000       08/01/2011     10/25/2008 2         130,054
----------------------------------------------------------------------------------------------------------------------------
      210,000    Orange County IDA (Glen Arden)                      5.350       01/01/2007     01/01/2007           208,538
----------------------------------------------------------------------------------------------------------------------------
      230,000    Orange County IDA (Glen Arden)                      5.400       01/01/2008     01/01/2008           227,150
----------------------------------------------------------------------------------------------------------------------------
       40,000    Orange County IDA (Mental Health)                   6.000       05/01/2008     05/01/2006 1          41,652
----------------------------------------------------------------------------------------------------------------------------
       60,000    Orange County IDA (Mental Health)                   6.125       05/01/2016 7   05/01/2008 1          62,107
----------------------------------------------------------------------------------------------------------------------------
    5,065,000    Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)                  6.000       12/01/2016 7   12/01/2011 1       5,757,335
----------------------------------------------------------------------------------------------------------------------------
    1,920,000    Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)                  6.000       12/01/2016 7   12/01/2011 1       2,182,445
----------------------------------------------------------------------------------------------------------------------------
      250,000    Oswego County IDA (Seneca Hill Manor)               5.650       08/01/2037     08/01/2007 1         266,810
----------------------------------------------------------------------------------------------------------------------------
      575,000    Otsego County IDA
                 (Mary Imogene Bassett Hospital)                     5.350       11/01/2020     11/01/2008 1         616,774
----------------------------------------------------------------------------------------------------------------------------
       50,000    Philadelphia, NY GO                                 7.500       12/15/2009     12/15/2009            58,621
----------------------------------------------------------------------------------------------------------------------------
   21,985,000    Port Authority NY/NJ (Delta Air Lines)              6.950       06/01/2008     06/01/2008        21,939,711
----------------------------------------------------------------------------------------------------------------------------
   62,155,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.750       12/01/2022 7   12/01/2007 1      66,958,338
----------------------------------------------------------------------------------------------------------------------------
   26,135,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.750       12/01/2025     12/01/2007 1      27,670,954
----------------------------------------------------------------------------------------------------------------------------
   28,990,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.900       12/01/2017 7   12/01/2007 1      31,337,900
----------------------------------------------------------------------------------------------------------------------------
    5,955,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    6.250       12/01/2010     12/01/2010         6,713,905
----------------------------------------------------------------------------------------------------------------------------
   14,775,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2011     10/01/2006 1      15,541,675
----------------------------------------------------------------------------------------------------------------------------
   21,900,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2019 7   10/01/2008 1      23,150,490


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   9,300,000    Port Authority NY/NJ (KIAC)                         7.000%      10/01/2007     10/14/2006 2  $    9,808,245
----------------------------------------------------------------------------------------------------------------------------
    5,930,000    Port Authority NY/NJ RITES 9                        6.735 14    10/01/2019     10/01/2015 1       6,387,500
----------------------------------------------------------------------------------------------------------------------------
    9,175,000    Port Authority NY/NJ RITES 9                        9.957 14    06/01/2012     06/01/2012        12,367,808
----------------------------------------------------------------------------------------------------------------------------
      900,000    Port Authority NY/NJ, 95th Series                   5.500       09/01/2012     03/01/2006 1         923,229
----------------------------------------------------------------------------------------------------------------------------
       20,000    Port Authority NY/NJ, 100th Series                  5.625       12/15/2010     12/15/2005 1          20,227
----------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2013     12/15/2005 1         101,138
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2015     12/15/2005 1          25,312
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2020     12/15/2005 1          25,285
----------------------------------------------------------------------------------------------------------------------------
       65,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2020     12/15/2005 1          65,740
----------------------------------------------------------------------------------------------------------------------------
      155,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     12/15/2005 1         156,764
----------------------------------------------------------------------------------------------------------------------------
   10,975,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     12/15/2005 1      11,099,896
----------------------------------------------------------------------------------------------------------------------------
       90,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     12/15/2005 1          91,103
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     12/15/2005 1         136,655
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 101st Series                  5.750       09/15/2012     09/15/2005 1          25,390
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    Port Authority NY/NJ, 101st Series                  5.750       09/15/2014     09/15/2005 1       6,601,270
----------------------------------------------------------------------------------------------------------------------------
      300,000    Port Authority NY/NJ, 101st Series                  5.750       09/15/2015     09/15/2005 1         304,668
----------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 104th Series                  5.200       07/15/2015     01/15/2006 1         102,303
----------------------------------------------------------------------------------------------------------------------------
       70,000    Port Authority NY/NJ, 104th Series                  5.200       07/15/2016     01/15/2006 1          71,604
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Port Authority NY/NJ, 104th Series                  5.200       07/15/2017     01/15/2006 1       1,022,810
----------------------------------------------------------------------------------------------------------------------------
    3,250,000    Port Authority NY/NJ, 104th Series                  5.200       07/15/2021     01/15/2006 1       3,319,290
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 105th Series                  5.500       09/01/2011     03/01/2006 1         138,484
----------------------------------------------------------------------------------------------------------------------------
    6,750,000    Port Authority NY/NJ, 105th Series                  5.500       09/01/2013     03/01/2006 1       6,924,218
----------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 105th Series                  5.750       03/01/2016     03/01/2006 1         102,797
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 105th Series                  6.250       09/01/2006     03/01/2006 1       2,065,500
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Port Authority NY/NJ, 106th Series                  6.000       07/01/2014     07/01/2006 1       3,110,850
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 106th Series                  6.000       07/01/2015     07/01/2006 1          31,196
----------------------------------------------------------------------------------------------------------------------------
    3,455,000    Port Authority NY/NJ, 107th Series                  5.250       10/15/2012     10/15/2006 1       3,573,921
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2013     10/15/2006 1          51,800
----------------------------------------------------------------------------------------------------------------------------
       40,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2014     10/15/2006 1          41,440
----------------------------------------------------------------------------------------------------------------------------
       10,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2016     10/15/2006 1          10,355
----------------------------------------------------------------------------------------------------------------------------
       40,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2016     10/15/2006 1          41,366
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 108th Series                  5.400       07/15/2010     01/15/2007 1          52,127
----------------------------------------------------------------------------------------------------------------------------
       60,000    Port Authority NY/NJ, 108th Series                  5.400       07/15/2012     01/15/2007 1          62,552
----------------------------------------------------------------------------------------------------------------------------
      225,000    Port Authority NY/NJ, 108th Series                  5.500       07/15/2013     01/15/2007 1         234,909
----------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 108th Series                  5.500       07/15/2014     01/15/2007 1         104,404
----------------------------------------------------------------------------------------------------------------------------
      250,000    Port Authority NY/NJ, 109th Series                  5.375       07/15/2027     01/15/2007 1         261,535
----------------------------------------------------------------------------------------------------------------------------
      175,000    Port Authority NY/NJ, 109th Series                  5.375       01/15/2032     01/15/2007 1         182,803
----------------------------------------------------------------------------------------------------------------------------
       65,000    Port Authority NY/NJ, 110th Series                  5.300       07/01/2016     07/01/2007 1          67,844
----------------------------------------------------------------------------------------------------------------------------
       70,000    Port Authority NY/NJ, 110th Series                  5.375       07/01/2017     07/01/2007 1          73,163
----------------------------------------------------------------------------------------------------------------------------
      225,000    Port Authority NY/NJ, 111th Series                  5.000       10/01/2022 7   10/01/2007 1         235,267
----------------------------------------------------------------------------------------------------------------------------
      235,000    Port Authority NY/NJ, 114th Series                  5.500       08/01/2013     08/01/2005 1         237,968


                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     100,000    Port Authority NY/NJ, 116th Series                  5.000%      10/01/2013     11/01/2005 1  $      101,783
----------------------------------------------------------------------------------------------------------------------------
       35,000    Port Authority NY/NJ, 116th Series                  5.250       10/01/2014     11/01/2005 1          35,655
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 116th Series                  5.250       10/01/2015     11/01/2005 1          25,459
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    Port Authority NY/NJ, 119th Series                  5.250       09/15/2012     09/15/2006 1      10,348,000
----------------------------------------------------------------------------------------------------------------------------
    7,250,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2016     09/15/2006 1       7,518,033
----------------------------------------------------------------------------------------------------------------------------
      220,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2017     09/15/2006 1         228,133
----------------------------------------------------------------------------------------------------------------------------
      250,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2019     09/15/2006 1         259,243
----------------------------------------------------------------------------------------------------------------------------
    7,740,000    Port Authority NY/NJ, 119th Series                  5.875       09/15/2015     09/15/2006 1       8,094,260
----------------------------------------------------------------------------------------------------------------------------
       10,000    Port Authority NY/NJ, 120th Series                  5.500       10/15/2017     10/15/2007 1          10,571
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    Port Authority NY/NJ, 120th Series                  5.750       10/15/2026     10/15/2007 1       7,461,720
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 121st Series                  5.000       10/15/2022     10/15/2007 1          26,190
----------------------------------------------------------------------------------------------------------------------------
      925,000    Port Authority NY/NJ, 121st Series                  5.125       10/15/2030     10/15/2007 1         973,905
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 122nd Series                  5.000       07/15/2020     07/15/2010 1          30,982
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2011     07/15/2008 1       2,131,360
----------------------------------------------------------------------------------------------------------------------------
   13,620,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2014     07/15/2008 1      14,534,855
----------------------------------------------------------------------------------------------------------------------------
   14,315,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2015     07/15/2008 1      15,230,874
----------------------------------------------------------------------------------------------------------------------------
       10,000    Port Authority NY/NJ, 124th Series                  4.800       08/01/2018     08/02/2008 1          10,265
----------------------------------------------------------------------------------------------------------------------------
      230,000    Port Authority NY/NJ, 127th Series                  5.000       12/15/2022     06/15/2012 1         242,507
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Port Authority NY/NJ, 131st Series                  5.000       12/15/2020     06/15/2013 1       1,595,925
----------------------------------------------------------------------------------------------------------------------------
       15,000    Port Chester IDA (Nadel Industries)                 6.750       02/01/2006     08/08/2005 2          15,270
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Chester IDA (Nadel Industries)                 7.000       02/01/2016     02/01/2008 5          26,905
----------------------------------------------------------------------------------------------------------------------------
    1,600,000    Poughkeepsie IDA
                 (Eastman & Bixby Redevelopment Corp.)               5.900       08/01/2020     08/01/2010 1       1,743,360
----------------------------------------------------------------------------------------------------------------------------
      620,000    Putnam County IDA (Brewster Plastics)               7.375       12/01/2008     07/01/2007 2         626,374
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Rensselaer County IDA
                 (Franciscan Heights)                                5.375       12/01/2025     12/01/2014 1       1,074,890
----------------------------------------------------------------------------------------------------------------------------
       50,000    Rensselaer County IDA
                 (Polytechnic Institute)                             5.500       08/01/2022     08/01/2009 1          53,215
----------------------------------------------------------------------------------------------------------------------------
    3,450,000    Rensselaer County Tobacco Asset
                 Securitization Corp.                                5.200       06/01/2025     03/10/2010 4       3,499,853
----------------------------------------------------------------------------------------------------------------------------
    1,490,000    Rensselaer County Tobacco Asset
                 Securitization Corp. 9                              5.750       06/01/2043     06/01/2012 1       1,530,081
----------------------------------------------------------------------------------------------------------------------------
      130,000    Rensselaer Hsg. Authority (Renwyck)                 7.650       01/01/2011     01/01/2006 1         136,339
----------------------------------------------------------------------------------------------------------------------------
       60,000    Rensselaer Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                    6.900       06/01/2024     06/01/2006 1          61,176
----------------------------------------------------------------------------------------------------------------------------
    1,700,000    Riverhead HDC (Riverpointe Apartments)              5.850       08/01/2010     11/06/2008 4       1,716,779
----------------------------------------------------------------------------------------------------------------------------
      275,000    Rochester Hsg. Authority
                 (Crossroads Apartments)                             7.300       07/01/2005     07/01/2005           275,008
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Rochester Hsg. Authority
                 (Crossroads Apartments)                             7.700       01/01/2017 7   01/01/2006 1       6,205,140
----------------------------------------------------------------------------------------------------------------------------
      400,000    Rochester Hsg. Authority
                 (Stonewood Village)                                 5.900       09/01/2009     10/09/2007 2         381,436


                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  11,940,000    Rockland County Tobacco Asset
                 Securitization Corp.                                5.500%      08/15/2025     06/12/2012 4  $   12,257,485
----------------------------------------------------------------------------------------------------------------------------
      215,000    Rockland Gardens Hsg. Corp.                        10.500       05/01/2011     11/01/2005 1         215,817
----------------------------------------------------------------------------------------------------------------------------
       80,000    Rome HDC, Series A                                  6.250       01/01/2024     07/01/2008 1          85,174
----------------------------------------------------------------------------------------------------------------------------
      260,000    Rome Hsg. Corp.                                     7.000       01/01/2026 7   01/01/2006 1         260,421
----------------------------------------------------------------------------------------------------------------------------
      225,000    Roxbury CSD GO                                      6.400       06/15/2010     12/15/2005 1         232,340
----------------------------------------------------------------------------------------------------------------------------
      235,000    Roxbury CSD GO                                      6.400       06/15/2011     12/15/2005 1         242,487
----------------------------------------------------------------------------------------------------------------------------
   32,000,000    Sales Tax Asset Receivables Corp., Series A         5.250       10/15/2027     10/15/2014 1      35,430,400
----------------------------------------------------------------------------------------------------------------------------
      500,000    Saratoga County IDA (Saratoga Hospital)             5.000       12/01/2014     12/01/2014           533,565
----------------------------------------------------------------------------------------------------------------------------
    3,725,000    Saratoga County IDA
                 (Saratoga Hospital/Saratoga Care/
                 Benedict Community Health Center)                   5.750       12/01/2023     12/01/2005 1       3,802,666
----------------------------------------------------------------------------------------------------------------------------
    6,540,000    Saratoga County IDA
                 (Saratoga Hospital/Saratoga Care/
                 Benedict Community Health Center)                   5.750       12/01/2033     12/01/2005 1       6,675,770
----------------------------------------------------------------------------------------------------------------------------
      530,000    Saratoga County IDA (Saratoga Sheraton)             6.750       12/31/2007     06/01/2006 1         532,857
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Schenectady Bond Anticipation Notes                 5.250       05/26/2006     05/26/2006         1,999,280
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Schenectady Tax Anticipation Notes                  5.900       12/30/2005     12/30/2005         1,998,220
----------------------------------------------------------------------------------------------------------------------------
       25,000    Scotia GO                                           6.100       01/15/2012     07/15/2005 1          25,423
----------------------------------------------------------------------------------------------------------------------------
      120,000    SONYMA, Series 24                                   5.875       10/01/2015     07/01/2010 1         122,249
----------------------------------------------------------------------------------------------------------------------------
    3,600,000    SONYMA, Series 27                                   5.800       10/01/2020 7   04/01/2010 1       3,795,408
----------------------------------------------------------------------------------------------------------------------------
      135,000    SONYMA, Series 27                                   5.875       04/01/2030 7   04/01/2010 1         142,756
----------------------------------------------------------------------------------------------------------------------------
    8,150,000    SONYMA, Series 29                                   5.400       10/01/2022 7   10/01/2010 1       8,500,369
----------------------------------------------------------------------------------------------------------------------------
      400,000    SONYMA, Series 31                                   5.200       10/01/2021     04/01/2011 1         414,168
----------------------------------------------------------------------------------------------------------------------------
      285,000    SONYMA, Series 49                                   5.800       10/01/2013     12/29/2005 1         291,093
----------------------------------------------------------------------------------------------------------------------------
       20,000    SONYMA, Series 49                                   5.850       10/01/2017     12/29/2005 1          20,499
----------------------------------------------------------------------------------------------------------------------------
      250,000    SONYMA, Series 53                                   5.750       10/01/2011 7   01/04/2008 1         257,468
----------------------------------------------------------------------------------------------------------------------------
       65,000    SONYMA, Series 53                                   5.900       10/01/2017     01/04/2006 1          66,650
----------------------------------------------------------------------------------------------------------------------------
       75,000    SONYMA, Series 55                                   5.950       10/01/2017 7   04/01/2006 1          77,328
----------------------------------------------------------------------------------------------------------------------------
       25,000    SONYMA, Series 64                                   5.800       10/01/2017     04/01/2007 1          26,127
----------------------------------------------------------------------------------------------------------------------------
      225,000    SONYMA, Series 64                                   5.900       10/01/2027 7   04/01/2009 1         234,218
----------------------------------------------------------------------------------------------------------------------------
      150,000    SONYMA, Series 66                                   5.600       10/01/2017     07/01/2007 1         156,962
----------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 67                                   5.600       10/01/2014 7   09/01/2009 1         104,016
----------------------------------------------------------------------------------------------------------------------------
       15,000    SONYMA, Series 67                                   5.600       10/01/2014     09/01/2007 1          15,590
----------------------------------------------------------------------------------------------------------------------------
    1,065,000    SONYMA, Series 67                                   5.700       10/01/2017 7   09/01/2007 1       1,107,355
----------------------------------------------------------------------------------------------------------------------------
      200,000    SONYMA, Series 67                                   5.800       10/01/2028 7   09/01/2008 1         206,492
----------------------------------------------------------------------------------------------------------------------------
    2,365,000    SONYMA, Series 70                                   5.375       10/01/2017 7   03/01/2010 1       2,473,885
----------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 73                                   5.300       10/01/2028     09/01/2008 1         102,851
----------------------------------------------------------------------------------------------------------------------------
      175,000    SONYMA, Series 73-B                                 5.450       10/01/2024 7   09/30/2011 1         176,106
----------------------------------------------------------------------------------------------------------------------------
    2,140,000    SONYMA, Series 80                                   5.100       10/01/2017 7   03/01/2009 1       2,224,594
----------------------------------------------------------------------------------------------------------------------------
    5,350,000    SONYMA, Series 82                                   5.550       10/01/2019 7   10/01/2009 1       5,575,128
----------------------------------------------------------------------------------------------------------------------------
   25,000,000    SONYMA, Series 83                                   5.450       04/01/2018 7   10/01/2009 1      26,174,000


                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      45,000    SONYMA, Series 83                                   5.550%      10/01/2027     10/01/2009 1  $       46,825
----------------------------------------------------------------------------------------------------------------------------
      120,000    SONYMA, Series 84                                   5.900       04/01/2022 7   09/01/2009 1         123,940
----------------------------------------------------------------------------------------------------------------------------
    5,925,000    SONYMA, Series 84                                   5.950       04/01/2030 7   09/01/2009 1       6,213,251
----------------------------------------------------------------------------------------------------------------------------
    1,350,000    SONYMA, Series 88                                   5.500       04/01/2025     11/01/2009 1       1,385,762
----------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 91                                   5.300       10/01/2009     07/01/2009 1         104,999
----------------------------------------------------------------------------------------------------------------------------
       70,000    SONYMA, Series 91                                   5.750       04/01/2012     10/01/2009 1          72,984
----------------------------------------------------------------------------------------------------------------------------
    3,165,000    SONYMA, Series 93                                   5.600       10/01/2017     10/01/2009 1       3,287,232
----------------------------------------------------------------------------------------------------------------------------
   19,810,000    SONYMA, Series 94                                   5.900       10/01/2030 7   04/01/2010 1      20,855,968
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    SONYMA, Series 95                                   5.500       10/01/2017 7   04/01/2010 1       2,112,600
----------------------------------------------------------------------------------------------------------------------------
    6,100,000    SONYMA, Series 97                                   5.400       10/01/2021 7   04/01/2011 1       6,386,761
----------------------------------------------------------------------------------------------------------------------------
      625,000    SONYMA, Series 98                                   5.050       10/01/2017     04/01/2011 1         650,888
----------------------------------------------------------------------------------------------------------------------------
      810,000    SONYMA, Series 101                                  5.000       10/01/2018     10/01/2011 1         831,578
----------------------------------------------------------------------------------------------------------------------------
      300,000    Spring Valley GO                                    5.000       05/01/2020     05/15/2015 1         321,783
----------------------------------------------------------------------------------------------------------------------------
      310,000    Spring Valley GO                                    5.000       05/01/2021     05/15/2015 1         328,132
----------------------------------------------------------------------------------------------------------------------------
      325,000    Spring Valley GO                                    5.000       05/01/2022     05/15/2015 1         342,674
----------------------------------------------------------------------------------------------------------------------------
      335,000    Spring Valley GO                                    5.000       05/01/2023     05/15/2015 1         352,119
----------------------------------------------------------------------------------------------------------------------------
      350,000    Spring Valley GO                                    5.000       05/01/2024     05/15/2015 1         367,315
----------------------------------------------------------------------------------------------------------------------------
      365,000    Spring Valley GO                                    5.000       05/01/2025     05/15/2015 1         383,057
----------------------------------------------------------------------------------------------------------------------------
       70,000    Springville HDC (Springbrook)                       5.950       01/01/2010     10/31/2007 4          71,280
----------------------------------------------------------------------------------------------------------------------------
      330,000    St. Lawrence County IDA (PACES)                     5.875       06/30/2007     07/15/2006 2         328,109
----------------------------------------------------------------------------------------------------------------------------
      230,000    Suffolk County IDA (ACLD)                           5.750       03/01/2006     09/03/2005 2         230,451
----------------------------------------------------------------------------------------------------------------------------
      845,000    Suffolk County IDA (ALIA-CCDRCA)                    7.000       06/01/2016     06/01/2011 1         915,270
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    Suffolk County IDA (ALIA-FREE)                      7.000       06/01/2016     06/01/2011 1       1,104,823
----------------------------------------------------------------------------------------------------------------------------
      940,000    Suffolk County IDA (ALIA-IGHL)                      6.500       12/01/2013     05/07/2010 2         990,440
----------------------------------------------------------------------------------------------------------------------------
      480,000    Suffolk County IDA (ALIA-WORCA)                     7.000       06/01/2016     06/01/2011 1         519,917
----------------------------------------------------------------------------------------------------------------------------
       25,000    Suffolk County IDA (Dowling College)                6.400       12/01/2005     12/01/2005            25,132
----------------------------------------------------------------------------------------------------------------------------
      240,000    Suffolk County IDA (Dowling College)                6.500       12/01/2006     12/01/2006           244,123
----------------------------------------------------------------------------------------------------------------------------
       45,000    Suffolk County IDA (Dowling College)                6.625       06/01/2024     06/01/2006 1          45,431
----------------------------------------------------------------------------------------------------------------------------
      550,000    Suffolk County IDA (Family Residences),
                 Series A                                            6.375       12/01/2018     10/20/2012 2         586,295
----------------------------------------------------------------------------------------------------------------------------
    3,605,000    Suffolk County IDA (Family Residences),
                 Series A                                            6.375       12/01/2018     06/12/2013 2       3,842,894
----------------------------------------------------------------------------------------------------------------------------
    1,125,000    Suffolk County IDA
                 (Huntington First Aid Squad)                        6.025       11/01/2008     12/15/2006 2       1,164,589
----------------------------------------------------------------------------------------------------------------------------
      735,000    Suffolk County IDA
                 (L.I. Network Community Services)                   7.000       02/01/2014     02/01/2010 2         759,858
----------------------------------------------------------------------------------------------------------------------------
      290,000    Suffolk County IDA
                 (Mattituck-Laurel Library)                          6.000       09/01/2019 7   09/01/2010 1         332,720
----------------------------------------------------------------------------------------------------------------------------
       50,000    Suffolk County IDA
                 (Nissequogue Cogeneration Partners)                 4.875       01/01/2008     02/11/2007 2          51,242
----------------------------------------------------------------------------------------------------------------------------
      165,000    Suffolk County IDA
                 (Peconic Landing Retirement Home)                   7.000       10/01/2030     10/01/2005 3         165,360


                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     920,000    Suffolk County IDA
                 (Pederson-Krag Center)                              6.400%      02/01/2015     01/23/2011 2  $      927,351
----------------------------------------------------------------------------------------------------------------------------
      100,000    Suffolk County Water Authority                      5.750       06/01/2010     12/01/2005 1         110,713
----------------------------------------------------------------------------------------------------------------------------
       30,000    Sullivan County GO                                  5.100       03/15/2011     09/15/2005 1          30,061
----------------------------------------------------------------------------------------------------------------------------
    6,750,000    Sullivan County IDA (Center for Discovery)          6.375       02/01/2020     07/28/2014 4       6,759,855
----------------------------------------------------------------------------------------------------------------------------
      175,000    Syracuse IDA (Crouse Irving Companies)              5.250       01/01/2017     01/01/2010 1         182,497
----------------------------------------------------------------------------------------------------------------------------
    1,730,000    Syracuse IDA
                 (Crouse Irving Health Hospital)                     5.125       01/01/2009     07/25/2007 2       1,467,749
----------------------------------------------------------------------------------------------------------------------------
      765,000    Syracuse IDA (One Center Armory Garage)             6.750       12/01/2017     12/01/2005 1         795,906
----------------------------------------------------------------------------------------------------------------------------
      795,000    Syracuse SCHC
                 (East Hill Village Apartments)                      6.125       11/01/2010     04/18/2008 2         784,991
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2012     06/01/2006 1       3,066,060
----------------------------------------------------------------------------------------------------------------------------
   11,905,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2013     06/01/2008 1      12,608,705
----------------------------------------------------------------------------------------------------------------------------
    4,420,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2013     06/01/2008 1       4,731,080
----------------------------------------------------------------------------------------------------------------------------
    2,220,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2021     06/01/2013 1       2,434,319
----------------------------------------------------------------------------------------------------------------------------
   20,355,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2010     12/01/2005 1      20,400,188
----------------------------------------------------------------------------------------------------------------------------
   19,550,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2014     06/01/2009 1      21,272,355
----------------------------------------------------------------------------------------------------------------------------
    8,250,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2015     06/01/2010 1       9,156,675
----------------------------------------------------------------------------------------------------------------------------
   11,900,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2016     06/01/2008 1      13,054,062
----------------------------------------------------------------------------------------------------------------------------
    5,020,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2017     06/01/2011 1       5,582,190
----------------------------------------------------------------------------------------------------------------------------
   21,000,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2018     06/01/2012 1      23,512,650
----------------------------------------------------------------------------------------------------------------------------
   20,500,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2019     06/01/2013 1      23,064,755
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2020     06/01/2013 1       1,112,760
----------------------------------------------------------------------------------------------------------------------------
   18,395,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2021     06/01/2013 1      20,402,998
----------------------------------------------------------------------------------------------------------------------------
   14,965,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2022     06/01/2013 1      16,502,055
----------------------------------------------------------------------------------------------------------------------------
      900,000    Tompkins County IDA (Kendall at Ithaca)             5.750       07/01/2018     07/01/2008 1         937,170
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Tompkins County IDA (Kendall at Ithaca)             6.000       07/01/2024     07/01/2008 1       2,089,380
----------------------------------------------------------------------------------------------------------------------------
       35,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                               5.875       02/01/2033     08/01/2005 1          35,084
----------------------------------------------------------------------------------------------------------------------------
      280,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                              10.800       02/01/2028 7   08/01/2005 1         317,604
----------------------------------------------------------------------------------------------------------------------------
    2,410,000    Tonawanda HDC (Tonawanda Towers)                    6.150       10/01/2011     10/01/2007 1       2,545,249
----------------------------------------------------------------------------------------------------------------------------
       40,000    Triborough Bridge & Tunnel Authority                5.000       01/01/2024     01/01/2006 1          40,569
----------------------------------------------------------------------------------------------------------------------------
      425,000    Triborough Bridge & Tunnel Authority,
                 Series A                                            5.000       01/01/2024     01/01/2006 5         431,048
----------------------------------------------------------------------------------------------------------------------------
      580,000    TSASC, Inc. (TFABs)                                 3.750       07/15/2008     07/15/2008           584,808
----------------------------------------------------------------------------------------------------------------------------
       80,000    TSASC, Inc. (TFABs)                                 4.000       07/15/2009     07/15/2009            81,012
----------------------------------------------------------------------------------------------------------------------------
       45,000    TSASC, Inc. (TFABs)                                 4.250       07/15/2010     07/15/2010            45,590
----------------------------------------------------------------------------------------------------------------------------
       60,000    TSASC, Inc. (TFABs)                                 4.500       07/15/2012     07/15/2012            60,849
----------------------------------------------------------------------------------------------------------------------------
       75,000    TSASC, Inc. (TFABs)                                 5.000       07/15/2014     07/15/2012 1          78,998
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    TSASC, Inc. (TFABs)                                 5.250       07/15/2011     07/15/2005 6       2,416,931
----------------------------------------------------------------------------------------------------------------------------
      430,000    TSASC, Inc. (TFABs)                                 5.250       07/15/2011     07/15/2011           455,981


                    49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,150,000    TSASC, Inc. (TFABs)                                 5.375%      07/15/2011     07/15/2006 6  $    2,242,622
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    TSASC, Inc. (TFABs)                                 5.375       07/15/2012     07/15/2006 6       2,556,925
----------------------------------------------------------------------------------------------------------------------------
      225,000    TSASC, Inc. (TFABs)                                 5.400       07/15/2012     07/15/2007 6         237,447
----------------------------------------------------------------------------------------------------------------------------
    2,825,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2007 6       2,994,048
----------------------------------------------------------------------------------------------------------------------------
      345,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2008 6         367,384
----------------------------------------------------------------------------------------------------------------------------
      815,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2012 1         870,290
----------------------------------------------------------------------------------------------------------------------------
   45,060,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2024     07/15/2012 1      47,144,025
----------------------------------------------------------------------------------------------------------------------------
      315,000    TSASC, Inc. (TFABs)                                 5.600       07/15/2014     07/15/2008 6         336,757
----------------------------------------------------------------------------------------------------------------------------
    5,315,000    TSASC, Inc. (TFABs)                                 5.700       07/15/2014     07/15/2009 4       5,679,928
----------------------------------------------------------------------------------------------------------------------------
      150,000    TSASC, Inc. (TFABs)                                 5.750       07/15/2015     07/15/2009 4         160,577
----------------------------------------------------------------------------------------------------------------------------
    1,675,000    TSASC, Inc. (TFABs)                                 5.750       07/15/2032     07/15/2012 1       1,743,709
----------------------------------------------------------------------------------------------------------------------------
      250,000    TSASC, Inc. (TFABs)                                 5.875       07/15/2015     07/15/2010 1         268,780
----------------------------------------------------------------------------------------------------------------------------
    6,575,000    TSASC, Inc. (TFABs)                                 5.875       07/15/2016     07/15/2010 1       7,068,914
----------------------------------------------------------------------------------------------------------------------------
    3,520,000    TSASC, Inc. (TFABs)                                 5.900       07/15/2017     07/15/2010 1       3,780,867
----------------------------------------------------------------------------------------------------------------------------
      275,000    TSASC, Inc. (TFABs)                                 5.900       07/15/2017     07/15/2010 1         295,380
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2018     07/15/2010 1       1,182,049
----------------------------------------------------------------------------------------------------------------------------
    2,490,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2018     07/15/2010 1       2,675,729
----------------------------------------------------------------------------------------------------------------------------
    4,900,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2019     07/15/2010 1       5,243,392
----------------------------------------------------------------------------------------------------------------------------
    4,630,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2019     07/15/2010 1       4,954,470
----------------------------------------------------------------------------------------------------------------------------
    5,410,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2020     07/15/2010 1       5,768,413
----------------------------------------------------------------------------------------------------------------------------
    2,280,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2020     07/15/2010 1       2,431,050
----------------------------------------------------------------------------------------------------------------------------
    2,310,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2021     07/15/2012 1       2,463,038
----------------------------------------------------------------------------------------------------------------------------
   47,080,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2027     07/15/2010 1      49,673,166
----------------------------------------------------------------------------------------------------------------------------
   19,385,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2034 7   07/15/2010 1      20,416,476
----------------------------------------------------------------------------------------------------------------------------
   65,080,000    TSASC, Inc. (TFABs)                                 6.375       07/15/2039 7   07/15/2010 1      68,837,068
----------------------------------------------------------------------------------------------------------------------------
       10,000    Ulster County GO                                    5.400       11/15/2015     11/15/2005 1          10,204
----------------------------------------------------------------------------------------------------------------------------
      100,000    Ulster County IDA (Benedictine Hospital)            6.250       06/01/2008     06/16/2007 2          99,967
----------------------------------------------------------------------------------------------------------------------------
      830,000    Ulster County Tobacco Asset
                 Securitization Corp.                                0.000 13    06/01/2040     06/01/2018 1         658,779
----------------------------------------------------------------------------------------------------------------------------
      200,000    Ulster County Tobacco Asset
                 Securitization Corp. 9                              6.000       06/01/2040     06/01/2012 1         208,952
----------------------------------------------------------------------------------------------------------------------------
   10,650,000    Ulster County Tobacco Asset
                 Securitization Corp.                                6.750       06/01/2030 7   06/01/2012 1      11,576,870
----------------------------------------------------------------------------------------------------------------------------
      500,000    United Nations Devel. Corp., Series A               5.250       07/01/2014     01/01/2008 1         526,005
----------------------------------------------------------------------------------------------------------------------------
    2,930,000    United Nations Devel. Corp., Series A               5.250       07/01/2018     01/01/2008 1       3,044,358
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    United Nations Devel. Corp., Series A               5.250       07/01/2019     01/01/2008 1       4,156,120
----------------------------------------------------------------------------------------------------------------------------
    6,900,000    United Nations Devel. Corp., Series A               5.250       07/01/2020     01/01/2008 1       7,169,307
----------------------------------------------------------------------------------------------------------------------------
    2,450,000    United Nations Devel. Corp., Series A               5.250       07/01/2021     01/01/2008 1       2,545,624
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    United Nations Devel. Corp., Series A               5.250       07/01/2022     01/01/2008 1       2,083,900
----------------------------------------------------------------------------------------------------------------------------
    2,040,000    United Nations Devel. Corp., Series A               5.250       07/01/2023     01/01/2008 1       2,119,621
----------------------------------------------------------------------------------------------------------------------------
    3,020,000    United Nations Devel. Corp., Series A               5.250       07/01/2024     01/01/2008 1       3,137,871
----------------------------------------------------------------------------------------------------------------------------
      200,000    United Nations Devel. Corp., Series A               5.250       07/01/2026     01/01/2008 1         207,758


                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      15,000    Upper Mohawk Valley Regional Water
                 Finance Authority                                   5.125%      10/01/2016     10/01/2007 1  $       15,885
----------------------------------------------------------------------------------------------------------------------------
      295,000    Utica GO                                            6.200       01/15/2014     01/15/2010 1         327,176
----------------------------------------------------------------------------------------------------------------------------
      320,000    Utica GO                                            6.250       01/15/2015     01/15/2010 1         355,184
----------------------------------------------------------------------------------------------------------------------------
      145,000    Utica IDA (Utica College Civic Facility)            5.300       08/01/2008     02/23/2007 2         147,071
----------------------------------------------------------------------------------------------------------------------------
    1,940,000    Utica IDA (Utica College Civic Facility)            6.375       12/01/2011     02/25/2009 2       2,026,408
----------------------------------------------------------------------------------------------------------------------------
    1,770,000    Utica IDA (Utica College Civic Facility)            6.875       12/01/2034     06/01/2009 1       1,899,015
----------------------------------------------------------------------------------------------------------------------------
       40,000    Utica SCHC (Steinhorst Apartments)                  6.500       04/15/2008     05/02/2006 4          41,288
----------------------------------------------------------------------------------------------------------------------------
      250,000    Utica Senior Citizens Hsg. (Multifamily)            5.550       12/01/2017     12/01/2005 1         260,748
----------------------------------------------------------------------------------------------------------------------------
      180,000    Valley Health Development Corp.                     6.750       05/20/2022     05/20/2010 1         209,898
----------------------------------------------------------------------------------------------------------------------------
       15,000    Victor GO                                           4.800       12/15/2017     12/15/2005 1          15,428
----------------------------------------------------------------------------------------------------------------------------
       45,000    Westchester County Healthcare Corp.                 5.375       11/01/2020     11/10/2010 1          48,958
----------------------------------------------------------------------------------------------------------------------------
      230,000    Westchester County IDA
                 (Beth Abraham Hospital)                             7.250       12/01/2009     02/02/2008 2         238,494
----------------------------------------------------------------------------------------------------------------------------
       50,000    Westchester County IDA
                 (Children's Village)                                5.100       03/15/2009     03/15/2009            52,105
----------------------------------------------------------------------------------------------------------------------------
      320,000    Westchester County IDA
                 (Clearview School)                                  6.600       01/01/2014     01/27/2010 2         324,982
----------------------------------------------------------------------------------------------------------------------------
    2,055,000    Westchester County IDA
                 (Guiding Eyes for the Blind)                        4.500       08/01/2012     04/21/2009 2       2,077,050
----------------------------------------------------------------------------------------------------------------------------
       70,000    Westchester County IDA (JDAM)                       6.500       04/01/2009 7   04/01/2006 1          71,932
----------------------------------------------------------------------------------------------------------------------------
    1,130,000    Westchester County IDA (JDAM)                       6.750       04/01/2016 7   04/01/2006 1       1,169,075
----------------------------------------------------------------------------------------------------------------------------
    2,250,000    Westchester County IDA
                 (Rippowam-Cisqua School)                            5.750       06/01/2029     06/01/2011 1       2,320,920
----------------------------------------------------------------------------------------------------------------------------
    3,580,000    Westchester County IDA
                 (Schnurmacher Center)                               6.000       11/01/2011     01/25/2009 2       3,726,744
----------------------------------------------------------------------------------------------------------------------------
      110,000    Westchester County IDA
                 (Westchester Airport Association)                   5.850       08/01/2014     08/01/2005 1         112,519
----------------------------------------------------------------------------------------------------------------------------
      430,000    Westchester County IDA
                 (Westchester Airport Association)                   5.950       08/01/2024 7   08/01/2005 1         435,612
----------------------------------------------------------------------------------------------------------------------------
      220,000    Westchester County IDA
                 (Westchester Resco Company)                         5.500       07/01/2009     07/01/2008 1         228,668
----------------------------------------------------------------------------------------------------------------------------
       30,000    Westchester County IDA
                 (Winward School)                                    5.200       10/01/2021     10/01/2011 1          31,913
----------------------------------------------------------------------------------------------------------------------------
   18,000,000    Westchester County Tobacco
                 Asset Securitization Corp.                          0.000 13    07/15/2039 7   07/15/2017 5      18,444,780
----------------------------------------------------------------------------------------------------------------------------
   14,000,000    Westchester County Tobacco
                 Asset Securitization Corp.                          4.500       06/01/2021     08/03/2009 2      13,997,900
----------------------------------------------------------------------------------------------------------------------------
    8,500,000    Westchester County Tobacco Asset
                 Securitization Corp.                                5.000       06/01/2026     04/07/2014 4       8,579,815
----------------------------------------------------------------------------------------------------------------------------
   37,110,000    Westchester County Tobacco Asset
                 Securitization Corp.                                6.750       07/15/2029 7   07/15/2011 1      43,691,087
----------------------------------------------------------------------------------------------------------------------------
       95,000    Western Nassau County Water Authority               5.500       05/01/2016     05/01/2006 1          99,040
----------------------------------------------------------------------------------------------------------------------------
    7,595,000    Western Nassau County Water Authority               5.650       05/01/2026     05/01/2006 1       7,912,319


                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     400,000    Yonkers IDA
                 (Community Devel. Properties)                       6.250%      02/01/2016     02/01/2011 1  $      438,560
----------------------------------------------------------------------------------------------------------------------------
    3,140,000    Yonkers IDA
                 (Community Devel. Properties)                       6.625       02/01/2026 7   02/01/2011 1       3,474,347
----------------------------------------------------------------------------------------------------------------------------
      720,000    Yonkers IDA (Hudson Scenic Studio)                  5.875       11/01/2007     11/16/2006 2         727,207
----------------------------------------------------------------------------------------------------------------------------
      210,000    Yonkers IDA
                 (Michael Malotz Skilled Nursing Pavilion)           5.450       02/01/2029     02/01/2009 1         221,800
----------------------------------------------------------------------------------------------------------------------------
       40,000    Yonkers IDA
                 (Michael Malotz Skilled Nursing Pavilion)           5.650       02/01/2039     02/01/2009 1          42,505
----------------------------------------------------------------------------------------------------------------------------
      105,000    Yonkers IDA (Philipsburgh Hall Associates)          6.750       11/01/2008     05/28/2007 2         104,633
----------------------------------------------------------------------------------------------------------------------------
    2,465,000    Yonkers IDA (St. John's Riverside Hospital)         6.800       07/01/2016     10/12/2011 4       2,579,277
----------------------------------------------------------------------------------------------------------------------------
      600,000    Yonkers IDA (St. Joseph's Hospital),
                 Series 98-B                                         5.900       03/01/2008     08/30/2006 2         582,756
                                                                                                              --------------
                                                                                                               3,415,280,186
----------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.5%
   20,570,000    NJ Tobacco Settlement Financing
                 Corp. (TASC)                                        5.750       06/01/2032     10/02/2011 4      21,401,234
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--11.4%
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    Guam Airport Authority, Series C                    5.375       10/01/2019     10/01/2013 1       5,461,600
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Guam Airport Authority, Series C                    5.375       10/01/2020     10/01/2013 1       6,545,160
----------------------------------------------------------------------------------------------------------------------------
      160,000    Guam EDA (TASC)                                     0.000 13    05/15/2014     05/15/2014           144,914
----------------------------------------------------------------------------------------------------------------------------
      430,000    Guam EDA (TASC)                                     5.000       05/15/2022     09/12/2006 4         438,325
----------------------------------------------------------------------------------------------------------------------------
    1,950,000    Guam EDA (TASC)                                     5.400       05/15/2031     08/06/2010 4       1,984,203
----------------------------------------------------------------------------------------------------------------------------
      215,000    Guam EDA (TASC)                                     5.500       05/15/2041     05/15/2011 1         219,195
----------------------------------------------------------------------------------------------------------------------------
    3,030,000    Guam GO, Series A                                   5.900       09/01/2005     09/01/2005         3,034,394
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Guam GO, Series A                                   6.000       09/01/2006     09/01/2005 1       1,000,170
----------------------------------------------------------------------------------------------------------------------------
       25,000    Guam Power Authority                                5.000       10/01/2024     10/01/2010 1          26,818
----------------------------------------------------------------------------------------------------------------------------
      580,000    Guam Power Authority, Series A                      5.250       10/01/2013     10/01/2005 1         580,644
----------------------------------------------------------------------------------------------------------------------------
      555,000    Guam Power Authority, Series A                      5.250       10/01/2023     10/01/2005 1         558,164
----------------------------------------------------------------------------------------------------------------------------
       40,000    Guam Power Authority, Series A                      5.250       10/01/2034     10/01/2009 1          43,144
----------------------------------------------------------------------------------------------------------------------------
      125,000    Northern Mariana Islands, Series A                  6.000       06/01/2014 7   06/01/2010 1         134,941
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Northern Mariana Islands, Series A                  6.000       06/01/2020 7   06/01/2010 1       3,213,540
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Northern Mariana Islands, Series A                  6.750       10/01/2033     10/01/2013 1       2,207,780
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico Aqueduct & Sewer Authority              5.000       07/01/2015     07/01/2006 1          25,656
----------------------------------------------------------------------------------------------------------------------------
      160,000    Puerto Rico Aqueduct & Sewer Authority              5.000       07/01/2019     07/01/2008 1         165,178
----------------------------------------------------------------------------------------------------------------------------
       15,000    Puerto Rico Aqueduct & Sewer Authority              5.000       07/01/2019     07/01/2006 1          15,504
----------------------------------------------------------------------------------------------------------------------------
      375,000    Puerto Rico Children's Trust Fund (TASC)            4.100       05/15/2013     05/15/2012 1         376,661
----------------------------------------------------------------------------------------------------------------------------
      200,000    Puerto Rico Children's Trust Fund (TASC)            4.250       05/15/2014     05/15/2012 1         202,192
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Puerto Rico Children's Trust Fund (TASC)            5.000       05/15/2008     05/15/2008         2,604,750
----------------------------------------------------------------------------------------------------------------------------
  204,140,000    Puerto Rico Children's Trust Fund (TASC)            5.375       05/15/2033     05/15/2012 1     209,994,735
----------------------------------------------------------------------------------------------------------------------------
       20,000    Puerto Rico Children's Trust Fund (TASC)            5.750       07/01/2020     06/23/2008 4          21,242
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                         5.000       07/01/2018     07/01/2008 1       4,240,360


                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   5,250,000    Puerto Rico Commonwealth GO                         5.000%      07/01/2025     07/01/2014 1  $    5,529,930
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Commonwealth GO                         5.000       07/01/2026     07/01/2008 1          52,496
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                         5.250       07/01/2017     07/01/2013 1       4,368,160
----------------------------------------------------------------------------------------------------------------------------
    2,310,000    Puerto Rico Commonwealth GO                         5.250       07/01/2023     07/01/2014 1       2,495,655
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    Puerto Rico Commonwealth GO                         5.250       07/01/2027 7   07/01/2011 1       2,084,294
----------------------------------------------------------------------------------------------------------------------------
    2,740,000    Puerto Rico Commonwealth GO                         5.375       07/01/2028     07/01/2011 1       2,968,160
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Electric Power Authority                5.000       07/01/2028     07/01/2008 1          53,047
----------------------------------------------------------------------------------------------------------------------------
       45,000    Puerto Rico Electric Power Authority, Series AA     5.375       07/01/2027     07/01/2007 1          48,049
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico Electric Power Authority, Series AA     5.375       07/01/2027     07/01/2007 1          58,237
----------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Electric Power Authority, Series EE     5.250       07/01/2014     07/01/2008 1          10,807
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico HBFA                                    5.850       10/01/2009     10/01/2005 1          56,365
----------------------------------------------------------------------------------------------------------------------------
      810,000    Puerto Rico HBFA                                    6.100       10/01/2015     10/01/2005 1         829,076
----------------------------------------------------------------------------------------------------------------------------
      575,000    Puerto Rico HBFA                                    6.250       04/01/2029 7   10/01/2005 1         589,162
----------------------------------------------------------------------------------------------------------------------------
      145,000    Puerto Rico HFC                                     5.100       12/01/2018     12/01/2010 1         149,728
----------------------------------------------------------------------------------------------------------------------------
       65,000    Puerto Rico HFC                                     7.300       04/01/2006     10/01/2005 1          65,167
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico HFC                                     7.300       10/01/2006     10/01/2005 1          55,140
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico HFC                                     7.400       04/01/2007     10/01/2005 1          25,065
----------------------------------------------------------------------------------------------------------------------------
    1,720,000    Puerto Rico HFC                                     7.500       10/01/2015 7   10/01/2005 1       1,723,148
----------------------------------------------------------------------------------------------------------------------------
    3,530,000    Puerto Rico HFC                                     7.500       04/01/2022 7   10/01/2005 1       3,566,041
----------------------------------------------------------------------------------------------------------------------------
       60,000    Puerto Rico Highway & Transportation Authority      5.000       07/01/2022     07/01/2008 1          63,014
----------------------------------------------------------------------------------------------------------------------------
       30,000    Puerto Rico Highway & Transportation Authority      5.000       07/01/2028     07/01/2008 1          31,692
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico Highway & Transportation Authority      5.000       07/01/2028     07/01/2008 1          26,098
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    Puerto Rico Highway & Transportation Authority,
                 Series E                                            5.750       07/01/2024     07/01/2012 1       7,873,600
----------------------------------------------------------------------------------------------------------------------------
       40,000    Puerto Rico Highway & Transportation Authority,
                 Series X                                            5.000       07/01/2022     01/01/2006 1          40,060
----------------------------------------------------------------------------------------------------------------------------
      120,000    Puerto Rico Highway & Transportation Authority,
                 Series Y                                            5.500       07/01/2018     07/01/2006 1         124,579
----------------------------------------------------------------------------------------------------------------------------
       80,000    Puerto Rico Highway & Transportation Authority,
                 Series Y                                            5.500       07/01/2018     07/01/2006 1          83,162
----------------------------------------------------------------------------------------------------------------------------
    1,620,000    Puerto Rico IMEPCF (American Home Products)         5.100       12/01/2018     12/01/2005 1       1,663,367
----------------------------------------------------------------------------------------------------------------------------
    6,550,000    Puerto Rico IMEPCF (PepsiCo)                        6.250       11/15/2013     11/15/2005 1       6,868,330
----------------------------------------------------------------------------------------------------------------------------
    7,175,000    Puerto Rico IMEPCF (PepsiCo)                        6.250       11/15/2013     11/15/2005 1       7,337,370
----------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Infrastructure                          5.000       07/01/2016     01/01/2008 1          10,643
----------------------------------------------------------------------------------------------------------------------------
    8,000,000    Puerto Rico Infrastructure                          5.000       07/01/2021     01/01/2008 1       8,514,240
----------------------------------------------------------------------------------------------------------------------------
      155,000    Puerto Rico Infrastructure                          5.000       07/01/2028     01/01/2008 1         164,963


                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      35,000    Puerto Rico Infrastructure                          5.500%      10/01/2040     10/01/2010 5  $       38,684
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico ITEMECF (Ana G. Mendez University)      5.375       02/01/2019     02/01/2011 1          57,192
----------------------------------------------------------------------------------------------------------------------------
   18,425,000    Puerto Rico ITEMECF (Cogeneration Facilities)       6.625       06/01/2026 7   06/01/2010 1      20,044,742
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Puerto Rico ITEMECF (Dr. Pila Hospital)             6.125       08/01/2025     08/01/2005 1       1,526,430
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF (Hospital Auxilio Mutuo)        5.500       07/01/2026     07/01/2007 1          26,532
----------------------------------------------------------------------------------------------------------------------------
      500,000    Puerto Rico ITEMECF (Hospital Auxilio Mutuo)        6.250       07/01/2016     01/01/2006 1         511,390
----------------------------------------------------------------------------------------------------------------------------
       75,000    Puerto Rico ITEMECF (Hospital de la Concepcion)     6.125       11/15/2025     11/15/2010 1          84,854
----------------------------------------------------------------------------------------------------------------------------
      750,000    Puerto Rico ITEMECF (Hospital de la Concepcion)     6.375       11/15/2015     11/15/2010 1         859,973
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Puerto Rico ITEMECF (Hospital de la Concepcion)     6.500       11/15/2020     11/15/2010 1       2,299,140
----------------------------------------------------------------------------------------------------------------------------
      415,000    Puerto Rico ITEMECF (Mennonite General Hospital)    6.375       07/01/2006     01/04/2006 2         416,652
----------------------------------------------------------------------------------------------------------------------------
    1,830,000    Puerto Rico ITEMECF (Mennonite General Hospital)    6.500       07/01/2012     07/01/2008 1       1,844,329
----------------------------------------------------------------------------------------------------------------------------
      865,000    Puerto Rico ITEMECF (Ryder Memorial Hospital)       6.400       05/01/2009     11/01/2005 1         869,472
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF (Teachers Retirement)           5.500       07/01/2021     07/01/2006 1          26,097
----------------------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico ITEMECF (Teachers Retirement)           5.500       07/01/2021     07/01/2006 1         104,489
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    Puerto Rico Municipal Finance Agency RITES 9        9.024 14    08/01/2013     02/01/2009         1,319,928
----------------------------------------------------------------------------------------------------------------------------
      110,000    Puerto Rico Municipal Finance Agency, Series A      5.500       07/01/2017     07/01/2007 1         116,839
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    Puerto Rico Municipal Finance Agency, Series A      5.500       08/01/2017     08/01/2009 1       5,490,050
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Municipal Finance Agency, Series A      5.500       07/01/2021     07/01/2007 1          52,968
----------------------------------------------------------------------------------------------------------------------------
       70,000    Puerto Rico Port Authority, Series C                7.300       07/01/2007 7   01/01/2006 1          71,878
----------------------------------------------------------------------------------------------------------------------------
      150,000    Puerto Rico Port Authority, Series D                6.000       07/01/2021 7   01/01/2006 1         150,548
----------------------------------------------------------------------------------------------------------------------------
      515,000    Puerto Rico Port Authority, Series D                7.000       07/01/2014 7   01/01/2006 1         523,729
----------------------------------------------------------------------------------------------------------------------------
    2,065,000    Puerto Rico Public Buildings Authority, Series D    5.125       07/01/2024     07/01/2012 1       2,176,014
----------------------------------------------------------------------------------------------------------------------------
      745,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029     02/01/2012 1         839,503
----------------------------------------------------------------------------------------------------------------------------
      255,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029     02/01/2012 1         275,109
----------------------------------------------------------------------------------------------------------------------------
   25,700,000    Puerto Rico Public Finance Corp., Series E          5.700       08/01/2025     02/01/2010 1      28,544,733
----------------------------------------------------------------------------------------------------------------------------
      200,000    University of Puerto Rico                           5.500       06/01/2012 7   12/01/2005 1         200,424
----------------------------------------------------------------------------------------------------------------------------
      320,000    University of Puerto Rico, Series M                 5.250       06/01/2025     06/01/2007 1         325,341


                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                       COUPON         MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      25,000    University of Puerto Rico, Series M                 5.500%      06/01/2015     12/01/2005 1  $       25,427
----------------------------------------------------------------------------------------------------------------------------
      350,000    University of Puerto Rico, Series O                 5.375       06/01/2030     12/01/2005 1         354,134
----------------------------------------------------------------------------------------------------------------------------
       25,000    V.I. Hsg. Finance Authority, Series A               6.500       03/01/2025 7   09/01/2005 1          25,523
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Port Authority, Series A                       5.250       09/01/2018     09/01/2010 1       1,073,460
----------------------------------------------------------------------------------------------------------------------------
    2,650,000    V.I. Public Finance Authority (Hovensa)             5.875       07/01/2022     07/01/2014 1       2,890,647
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    V.I. Public Finance Authority, Series A             5.250       10/01/2022     10/01/2014 1       2,163,480
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Public Finance Authority, Series A             5.250       10/01/2023     10/01/2014 1       1,079,350
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    V.I. Public Finance Authority, Series A             5.500       10/01/2015     10/01/2010 1      10,504,500
----------------------------------------------------------------------------------------------------------------------------
      180,000    V.I. Public Finance Authority, Series A             5.500       10/01/2022     10/01/2008 1         192,805
----------------------------------------------------------------------------------------------------------------------------
    1,300,000    V.I. Public Finance Authority, Series A             5.625       10/01/2010     05/29/2008 2       1,376,115
----------------------------------------------------------------------------------------------------------------------------
      285,000    V.I. Public Finance Authority, Series A             5.625       10/01/2025     10/01/2010 1         300,453
----------------------------------------------------------------------------------------------------------------------------
   21,030,000    V.I. Public Finance Authority, Series A             6.125       10/01/2029 7   10/01/2010 1      23,595,029
----------------------------------------------------------------------------------------------------------------------------
    9,820,000    V.I. Public Finance Authority, Series A             6.375       10/01/2019 7   01/01/2010 1      11,273,164
----------------------------------------------------------------------------------------------------------------------------
   12,000,000    V.I. Public Finance Authority, Series A             6.500       10/01/2024 7   10/01/2010 1      13,688,760
----------------------------------------------------------------------------------------------------------------------------
      900,000    V.I. Tobacco Settlement Financing Corp. (TASC)      0.000 13    05/15/2008     05/15/2008           818,568
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    V.I. Tobacco Settlement Financing Corp. (TASC)      0.000 13    05/15/2012     12/28/2009 2         919,499
----------------------------------------------------------------------------------------------------------------------------
    1,655,000    V.I. Tobacco Settlement Financing Corp. (TASC)      5.000       05/15/2021     12/28/2009 4       1,667,462
----------------------------------------------------------------------------------------------------------------------------
    1,440,000    V.I. Tobacco Settlement Financing Corp. (TASC)      5.000       05/15/2031     09/01/2015         1,439,914
----------------------------------------------------------------------------------------------------------------------------
    1,470,000    V.I. Water & Power Authority                        5.375       07/01/2010     07/01/2008 1       1,545,044
                                                                                                              --------------
                                                                                                                 444,498,489

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,750,328,899)--99.3%                                                       3,881,179,909
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.7                                                                              27,502,749
                                                                                                              --------------
NET ASSETS--100.0%                                                                                            $3,908,682,658
                                                                                                              ==============


                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  1. Optional call date; corresponds to the most conservative yield calculation.

  2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  3. Date of mandatory put.

  4. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

  5. Date of prefunded call, or maturity date if escrowed to maturity.

  6. Date of planned principal payment.

7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

8. Represents a zero coupon bond.

9. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $66,342,339, which represents 1.70% of the Fund's net assets. See Note 5 of Notes to Financial Statements.

10. Issue is in default. See Note 1 of Notes to Financial Statements.

11. Non-income producing security.

12. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.


                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS June 30, 2005
--------------------------------------------------------------------------------
TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS          Association for Children with Down Syndrome

ACLD          Adults and Children with Learning and Developmental Disabilities

ALIA          Alliance of Long Island Agencies

ASMF          Amsterdam Sludge Management Facility

BID           Business Improvement District

BOCES         Board of Cooperative Education Services

CAB           Capital Appreciation Bond

CCDRCA        Catholic Charities of the Diocese of Rockville Centre and
              Affiliates

CCFDP         Child Care Facilities Development Program

CFGA          Child and Family Guidance Association

CHSLI         Catholic Health Services of Long Island

CMA           Community Mainstreaming Associates, Inc.

Con Ed        Consolidated Edison Company

COP           Certificates of Participation

CRR           Center for Rapid Recovery

CSD           Central School District

CSMR          Community Services for the Mentally Retarded

DA            Dormitory Authority

DIAMONDS      Direct Investment of Accrued Municipals

EDA           Economic Development Authority

EFC           Environmental Facilities Corp.

ERDA          Energy Research and Development Authority

FHA           Federal Housing Agency

FNHC          Ferncliff Nursing Home Company

FREE          Family Residences and Essential Enterprises

GO            General Obligation

GSHMC         Good Samaritan Hospital Medical Center

HBFA          Housing Bank and Finance Agency

HDC           Housing Development Corp.

HELP          Homeless Economic Loan Program

HFA           Housing Finance Agency/Authority

HFC           Housing Finance Corp.

HJDOI         Hospital for Joint Diseases Orthopedic Institute

HKSB          Helen Keller Services for the Blind

IDA           Industrial Development Agency

IGHL          Independent Group Home for Living

IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JDAM          Julia Dyckman Andrus Memorial

JFK           John Fitzgerald Kennedy

KR            Kateri Residence

L.I.          Long Island

LGAC          Local Government Assistance Corp.

LGSC          Local Government Services Corporation

LILCO         Long Island Lighting Corporation

MMC           Mercy Medical Center

MMWNHC        Mary Manning Walsh Nursing Home Company

MSH/NYU       Mount Sinai Hospital/New York University

MTA           Metropolitan Transportation Authority

NIMO          Niagara Mohawk Power Corporation

NY/NJ         New York/New Jersey

NYC           New York City

NYS           New York State

PACES         Potsdam Auxiliary and College Educational Service

Res Rec       Resource Recovery Facility

RIBS          Residual Interest Bonds

RIT           Rochester Institute of Technology

RITES         Residual Interest Tax Exempt Security

ROLs          Residual Option Longs

SCHC          Senior Citizen Housing  Corporation

SCHRC         St. Charles Hospital and Rehabilitation Center

SCSB          Schuyler Community Services Board

SCSMC         St. Catherine of Sienna Medical Center

SFH           St. Francis Hospital

SONYMA        State of New York Mortgage Agency

SUNY          State University of New York

SV            Sienna Village

TASC          Tobacco Settlement Asset-Backed Bonds

TFABs         Tobacco Flexible Amortization Bonds

UDC           Urban Development Corp.

V.I.          United States Virgin Islands

WORCA         Working Organization for Retarded Children and Adults

YMCA          Young Men's Christian Association


                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS June 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                          MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                            $   969,797,636             25.0%
Electric Utilities                                 348,571,285              9.0
Hospital/Health Care                               309,178,066              8.0
General Obligation                                 298,138,122              7.7
Marine/Aviation Facilities                         295,555,069              7.6
Municipal Leases                                   200,617,464              5.2
Special Assessment                                 199,332,316              5.2
Airlines                                           191,402,675              4.9
Sales Tax Revenue                                  156,801,825              4.0
Higher Education                                   135,574,686              3.5
Highways/Railways                                  117,653,276              3.0
Multifamily Housing                                113,521,215              2.9
Not-for-Profit Organization                        104,419,291              2.7
Single Family Housing                               95,855,777              2.5
Gas Utilities                                       66,493,996              1.7
Water Utilities                                     65,571,719              1.7
Resource Recovery                                   65,205,209              1.7
Education                                           61,223,381              1.6
Manufacturing, Non-Durable Goods                    24,030,308              0.6
Adult Living Facilities                             20,918,629              0.5
Manufacturing, Durable Goods                        14,185,025              0.4
Paper, Containers & Packaging                        7,448,338              0.2
Pollution Control                                    7,365,917              0.2
Sewer Utilities                                      5,616,043              0.1
Parking Fee Revenue                                  4,573,216              0.1
Special Tax                                          1,596,568              0.0
Hotels, Restaurants & Leisure                          532,857              0.0
                                               ---------------------------------
Total                                          $ 3,881,179,909            100.0%
                                               =================================


                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  June 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        25.3%
AA                                                                         15.0
A                                                                          20.7
BBB                                                                        35.0
BB                                                                          0.9
B                                                                           0.1
CCC                                                                         0.4
CC                                                                          0.6
Not Rated                                                                   2.0
                                                                         -------
Total                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,750,328,899)--see
accompanying statement of investments                                                 $ 3,881,179,909
------------------------------------------------------------------------------------------------------
Cash                                                                                        1,339,169
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   56,724,483
Investments sold                                                                           37,789,744
Shares of beneficial interest sold                                                         13,799,024
Other                                                                                          61,966
                                                                                      ----------------
Total assets                                                                            3,990,894,295

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable to conduit lender (See Note 6)                                                     53,000,000
Investments purchased (including $1,335,000 purchased
on a when-issued basis or forward commitment)                                              16,817,081
Shares of beneficial interest redeemed                                                      6,311,788
Dividends                                                                                   2,971,419
Distribution and service plan fees                                                          2,349,017
Trustees' compensation                                                                        377,505
Transfer and shareholder servicing agent fees                                                 117,511
Shareholder communications                                                                     82,778
Interest expense                                                                               65,955
Other                                                                                         118,583
                                                                                      ---------------
Total liabilities                                                                          82,211,637

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 3,908,682,658
                                                                                      ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $ 3,806,040,756
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (3,401,302)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (24,807,806)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                130,851,010
                                                                                      ----------------
NET ASSETS                                                                            $ 3,908,682,658
                                                                                      ================


                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,402,253,239 and 709,525,060 shares of beneficial interest outstanding)                    $   3.39
Maximum offering price per share (net asset value plus sales charge of 3.50%
of offering price)                                                                           $   3.51
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)and offering price per share (based on net assets of $401,749,030
and 118,815,318 shares of beneficial interest outstanding)                                   $   3.38
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,104,680,389
and 327,374,669 shares of beneficial interest outstanding)                                   $   3.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                         $   91,474,847

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,413,100
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,768,135
Class B                                                               2,024,203
Class C                                                               5,286,239
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 330,877
Class B                                                                 112,790
Class C                                                                 210,664
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  30,663
Class B                                                                  11,220
Class C                                                                  12,426
--------------------------------------------------------------------------------
Interest expense                                                        689,037
--------------------------------------------------------------------------------
Accounting service fees                                                 557,411
--------------------------------------------------------------------------------
Trustees' compensation                                                  118,497
--------------------------------------------------------------------------------
Custodian fees and expenses                                              86,141
--------------------------------------------------------------------------------
Other                                                                   307,394
                                                                 --------------
Total expenses                                                       19,958,797
Less reduction to custodian expenses                                     (5,307)
                                                                 ---------------
Net expenses                                                         19,953,490

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                71,521,357

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      7,543,910
--------------------------------------------------------------------------------
Net change in unrealized appreciation on
investments                                                          62,243,060

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  141,308,327
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                  YEAR
                                                                          ENDED                 ENDED
                                                                  JUNE 30, 2005          DECEMBER 31,
                                                                    (UNAUDITED)                  2004
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $    71,521,357       $   138,563,173
------------------------------------------------------------------------------------------------------
Net realized gain                                                     7,543,910               128,804
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                62,243,060             6,201,394
                                                                --------------------------------------
Net increase in net assets resulting from operations                141,308,327           144,893,371

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (50,379,096)          (88,363,361)
Class B                                                              (7,554,204)          (15,346,700)
Class C                                                             (19,827,329)          (36,490,842)
Class X                                                                      -- 1              (5,943)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             208,366,714           206,797,085
Class B                                                             (22,588,379)          (27,305,785)
Class C                                                              46,538,020            33,616,814
Class X                                                                      -- 1            (393,402)

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                      295,864,053           217,401,237
------------------------------------------------------------------------------------------------------
Beginning of period                                               3,612,818,605         3,395,417,368
                                                                --------------------------------------
End of period (including accumulated net investment income
(loss) of $(3,401,302) and $2,837,970, respectively)            $ 3,908,682,658       $ 3,612,818,605
                                                                ======================================

1. As of April 1, 2004, all outstanding Class X shares converted to Class A shares.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                        YEAR
                                              ENDED                                                                       ENDED
                                      JUNE 30, 2005                                                                    DEC. 31,
CLASS A                                 (UNAUDITED)          2004           2003            2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $        3.33    $     3.32     $     3.31      $     3.27      $     3.27       $   3.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .07 1         .14 1          .14             .15             .16            .16
Net realized and unrealized gain                .06           .01            .01             .05              --            .07
                                      ----------------------------------------------------------------------------------------------
Total from investment operations                .13           .15            .15             .20             .16            .23
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.07)         (.14)          (.14)           (.16)           (.16)          (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $        3.39    $     3.33     $     3.32      $     3.31      $     3.27       $   3.27
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             4.10%         4.77%          4.80%           6.33%           4.85%          7.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $   2,402,253    $2,155,310     $1,944,385      $1,868,271      $1,124,846       $927,079
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $   2,263,563    $2,029,517     $1,894,331      $1,472,317      $  996,671       $945,492
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          4.16%         4.30%          4.51%           4.65%           4.95%          4.88%
Total expenses                                 0.77%         0.77%          0.76%           0.74%           0.78%          0.85%
Expenses after payments and waivers
and reduction to custodian expenses             N/A 4         N/A 4          N/A 4,5         N/A 4,6        0.74% 4,7      0.78% 4,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          10%           17%            28%             19%             23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                         SIX MONTHS                                                                        YEAR
                                              ENDED                                                                       ENDED
                                      JUNE 30, 2005                                                                    DEC. 31,
CLASS B                                 (UNAUDITED)          2004           2003            2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $        3.32    $     3.32      $    3.31      $     3.27      $     3.27       $   3.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .06 1         .12 1          .12             .13             .13            .13
Net realized and unrealized gain                .06            --            .01             .05              --            .08
                                      ----------------------------------------------------------------------------------------------
Total from investment operations                .12           .12            .13             .18             .13            .21
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.06)         (.12)          (.12)           (.14)           (.13)          (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $        3.38    $     3.32      $    3.32      $     3.31      $     3.27       $   3.27
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             3.70%         3.65%          3.99%           5.53%           4.06%          6.65%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $     401,749    $  417,473      $ 444,537      $  383,690      $  153,471       $ 92,786
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $     408,313    $  427,486      $ 429,564      $  261,858      $  113,976       $ 86,107
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          3.39%         3.52%          3.72%           3.85%           4.17%          4.09%
Total expenses                                 1.56%         1.55%          1.55%           1.51%           1.54%          1.63%
Expenses after payments and waivers
and reduction to custodian expenses             N/A 4         N/A 4,5        N/A 4,5         N/A 4,6        1.50% 4,7      1.56% 4,7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          10%           17%            28%             19%             23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    65 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                     YEAR
                                              ENDED                                                                    ENDED
                                      JUNE 30, 2005                                                                 DEC. 31,
CLASS C                                 (UNAUDITED)          2004            2003          2002          2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $        3.32    $     3.31    $       3.30      $   3.26      $   3.26       $   3.18
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .06 1         .12 1           .12           .13           .13            .13
Net realized and unrealized gain                .05           .01             .01           .05            --            .08
                                      -------------------------------------------------------------------------------------------
Total from investment operations                .11           .13             .13           .18           .13            .21
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.06)         (.12)           (.12)         (.14)         (.13)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $        3.37    $     3.32    $       3.31      $   3.30      $   3.26       $   3.26
                                      ===========================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             3.41%         4.00%           4.02%         5.54%         4.06%          6.67%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $   1,104,681    $1,040,035    $  1,006,103      $894,469      $261,857       $101,858
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $   1,066,686    $1,009,112    $    977,323      $574,124      $150,504       $105,452
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          3.40%         3.55%           3.74%         3.82%         4.13%          4.11%
Total expenses                                 1.54%         1.52%           1.52%         1.51%         1.53%          1.62%
Expenses after payments and waivers
and reduction to custodian expenses             N/A 4         N/A 4           N/A 4,5       N/A 4,6      1.49% 4,7      1.55% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          10%           17%             28%           19%           23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    66 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of April 1, 2004, all outstanding Class X shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the


                    67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when- issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $1,335,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $54,598,018 as of June 30, 2005. Including the effect of leverage, inverse floaters represent 1.57% of the Fund's total assets as of June 30, 2005.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed- income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $292,000, representing 0.01% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each


                    68 | LIMITED TERM NEW YORK MUNICIPAL FUND class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $21,029,832. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2005, it is estimated that the Fund will utilize $7,543,910 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $3,906,780 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                    EXPIRING
                    ----------------------
                    2007      $ 12,378,727
                    2008         7,670,334
                    2009         2,543,678
                    2010         2,629,825
                    2011         3,351,178
                              ------------
                    Total     $ 28,573,742
                              ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2005, the Fund's projected benefit obligations were increased by $45,625 and payments of $3,758 were made to retired trustees, resulting in an accumulated liability of $328,492 as of June 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though


                    69 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JUNE 30, 2005      YEAR ENDED DECEMBER 31, 2004
                                 SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                        101,270,934     $ 339,614,010      171,718,815    $ 565,943,463
Converted from Class X               --                --          114,318          384,111
Dividends and/or
distributions reinvested     10,064,762        33,718,808       16,514,282       54,475,122
Redeemed                    (49,230,400)     (164,966,104)    (125,849,600)    (414,005,611)
                            ----------------------------------------------------------------
Net increase                 62,105,296     $ 208,366,714       62,497,815    $ 206,797,085
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                          5,012,956     $  16,770,952       17,494,275    $  57,512,626
Dividends and/or
distributions reinvested      1,372,446         4,592,810        2,923,582        9,631,131
Redeemed                    (13,138,294)      (43,952,141)     (28,739,545)     (94,449,542)
                            ----------------------------------------------------------------
Net decrease                 (6,752,892)    $ (22,588,379)      (8,321,688)   $ (27,305,785)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                         37,057,815     $ 123,796,441       76,703,395    $ 252,748,926
Dividends and/or
distributions reinvested      4,129,559        13,792,830        6,087,142       20,008,009
Redeemed                    (27,254,432)      (91,051,251)     (72,958,895)    (239,140,121)
                            ----------------------------------------------------------------
Net increase                 13,932,942     $  46,538,020        9,831,642    $  33,616,814
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS X
Sold                                 --     $          --               --    $          --
Dividends and/or
distributions reinvested             --                --              877            2,939
Converted to Class A                 --                --         (114,318)        (384,111)
Redeemed                             --                --           (4,320)         (12,230)
                            ----------------------------------------------------------------
Net decrease                         --     $          --         (117,761)   $    (393,402)
                            ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $456,138,729 and $349,239,027, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, 0.39% of the next $3 billion and 0.38% of average daily net assets in excess of $5 billion.


                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2005, the Fund paid $557,411 to the Manager for accounting services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $658,612 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class B and Class C shares were $2,864,024 and $18,816,657, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales


                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------
June 30, 2005        $636,213          $7,899        $247,567         $73,309

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES
As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BANK BORROWINGS
The Fund can borrow money from banks in amounts up to 10% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.2109% as of June 30, 2005). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of


                    73 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS Continued
a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the six months ended June 30, 2005, the average daily loan balance was $48,947,514 at an average daily interest rate of 2.818%. The Fund had borrowings outstanding of $53,000,000 at June 30, 2005 at an interest rate of 3.2109%. The Fund had gross borrowings and gross loan repayments of $363,700,000 and $387,300,000, respectively, during the six months ended June 30, 2005. The maximum amount of borrowings outstanding at any month-end during the six months ended June 30, 2005 was $95,500,000. The Fund paid $147,653 in fees and $802,094 in interest during the six months ended June 30, 2005.

--------------------------------------------------------------------------------
7. LITIGATION
A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    74 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    75 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott Cottier and Troy Willis and the Manager's Rochester investment team and analysts. Mr. Fielding has been a Portfolio Manager and Vice President of the Fund, a Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager since January 1996. Mr. Fielding is the team leader for the Fund and has had over 27 years of experience managing municipal bond/tax exempt/fixed income investments. Mr. Loughran has been a Senior Portfolio Manager


                    76 | LIMITED TERM NEW YORK MUNICIPAL FUND of the Fund and a Vice President of the Manager since April 2001. Mr. Cottier has been a Portfolio Manager of the Fund since 2002 and a Vice President of the Manager since 2002. Messrs. Loughran and Cottier have each had over 10 years of experience managing municipal bond/tax exempt/fixed income investments. Messrs. Fielding, Loughran and Cottier are also portfolio managers of other funds in the OppenheimerFunds complex. Mr. Willis has been an Associate Portfolio Manager of the Fund and the Manager since 2003 and is an associate portfolio manager of other funds in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other "other states" short/intermediate municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, California and other state short/ intermediate municipal funds and other funds with comparable asset levels and distribution features. The Board considered that the Fund's management fees and total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of


                    77 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced modest asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule that declines as the Fund's assets grow. Under the revised breakpoint schedule, the Fund will pay 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, 0.39% of the next $3 billion and 0.38% of average daily net assets in excess of $5 billion. For the calendar year ended December 31, 2004, the Fund paid the Manager according to the following schedule: 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    78 | LIMITED TERM NEW YORK MUNICIPAL FUND

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

            o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

            o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

            o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

            o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005 the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005